Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 69.5%
Consumer, Non-cyclical - 15.6%
UnitedHealth Group, Inc.	6,131	$3,227,787
Amgen, Inc.	6,131	1,765,851
Johnson & Johnson	6,131	960,973
Procter & Gamble Co.	6,131	898,437
Merck & Company, Inc.	6,131	668,401
Coca-Cola Co.	6,131	361,300
Total Consumer, Non-cyclical		7,882,749
Financial - 14.5%
Goldman Sachs Group, Inc.	6,131	2,365,156
Visa, Inc. — Class A	6,131	1,596,206
Travelers Companies, Inc.	6,131	1,167,894
American Express Co.	6,131	1,148,582
JPMorgan Chase & Co.	6,131	1,042,883
Total Financial		7,320,721
Technology - 12.7%
Microsoft Corp.	6,131	2,305,501
Salesforce, Inc.*	6,131	1,613,312
Apple, Inc.	6,131	1,180,401
International Business Machines Corp.	6,131	1,002,725
Intel Corp.	6,131	308,083
Total Technology		6,410,022
Consumer, Cyclical - 11.4%
Home Depot, Inc.	6,131	2,124,698
McDonald’s Corp.	6,131	1,817,903
Walmart, Inc.	6,131	966,552
NIKE, Inc. — Class B	6,131	665,643
Walgreens Boots Alliance, Inc.	6,131	160,080
Total Consumer, Cyclical		5,734,876
Industrial - 10.6%
Caterpillar, Inc.	6,131	1,812,753
Boeing Co.*	6,131	1,598,106
Honeywell International, Inc.	6,131	1,285,732
3M Co.	6,131	670,241
Total Industrial		5,366,832
Communications - 2.2%
Walt Disney Co.	6,131	553,568
Cisco Systems, Inc.	6,131	309,738
Verizon Communications, Inc.	6,131	231,139
Total Communications		1,094,445
Energy - 1.8%
Chevron Corp.	6,131	914,500
Basic Materials - 0.7%
Dow, Inc.	6,131	336,224
Total Common Stocks
(Cost $22,961,073)		35,060,369

	Face Amount
U.S. TREASURY BILLS†† - 6.1%
U.S. Treasury Bills
5.27% due 02/22/24[1,2]	$3,000,000	2,977,699
5.17% due 01/09/24[2,3]	88,000	87,910
Total U.S. Treasury Bills
(Cost $3,065,060)		3,065,609

REPURCHASE AGREEMENTS††,4 - 1.5%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[1]	408,111	408,111
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[1]	328,891	328,891
Total Repurchase Agreements
(Cost $737,002)		737,002
Total Investments - 77.1%
(Cost $26,763,135)		$38,862,980
Other Assets & Liabilities, net - 22.9%		11,556,680
Total Net Assets - 100.0%		$50,419,660

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	40	Mar 2024	$7,600,600	$30,374

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	5.88% (Federal Funds Rate + 0.55%)	At Maturity	03/21/24	317	$11,935,478	$192,393
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.90% (SOFR + 0.50%)	At Maturity	03/20/24	1,229	46,317,890	147,108
							$58,253,368	$339,501

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$35,060,369	$—	$—	$35,060,369
U.S. Treasury Bills	—	3,065,609	—	3,065,609
Repurchase Agreements	—	737,002	—	737,002
Equity Futures Contracts**	30,374	—	—	30,374
Equity Index Swap Agreements**	—	339,501	—	339,501
Total Assets	$35,090,743	$4,142,112	$—	$39,232,855

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 12.6%
U.S. Treasury Bills
5.27% due 02/22/24[1,2]	$600,000	$595,540
5.17% due 01/09/24[2,3]	16,000	15,983
Total U.S. Treasury Bills
(Cost $611,414)		611,523

REPURCHASE AGREEMENTS††,4 - 88.0%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[1]	2,361,598	2,361,598
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[1]	1,903,180	1,903,180
Total Repurchase Agreements
(Cost $4,264,778)		4,264,778
Total Investments - 100.6%
(Cost $4,876,192)		$4,876,301
Other Assets & Liabilities, net - (0.6)%		(28,213)
Total Net Assets - 100.0%		$4,848,088

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	12	Mar 2024	$2,280,180	$(54,897)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	Receive	5.65% (SOFR + 0.25%)	At Maturity	03/20/24	120	$4,538,518	$(10,656)
BNP Paribas	Dow Jones Industrial Average Index	Receive	5.48% (Federal Funds Rate + 0.15%)	At Maturity	03/21/24	75	2,835,704	(45,708)
							$7,374,222	$(56,364)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$611,523	$—	$611,523
Repurchase Agreements	—	4,264,778	—	4,264,778
Total Assets	$—	$4,876,301	$—	$4,876,301

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$54,897	$—	$—	$54,897
Equity Index Swap Agreements**	—	56,364	—	56,364
Total Liabilities	$54,897	$56,364	$—	$111,261

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 33.7%
U.S. Treasury Bills
5.27% due 02/22/24[1,2]	$4,600,000	$4,565,805
5.17% due 01/09/24[2,3]	338,000	337,655
Total U.S. Treasury Bills
(Cost $4,902,587)		4,903,460

FEDERAL AGENCY NOTES†† - 13.8%
Federal Home Loan Bank
5.44% (SOFR + 0.04%, Rate Floor: 0.00%) due 02/27/24◊	2,000,000	2,000,048
Total Federal Agency Notes
(Cost $2,000,000)		2,000,048

REPURCHASE AGREEMENTS††,4 - 55.7%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[1]	4,491,484	4,491,484
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[1]	3,619,626	3,619,626
Total Repurchase Agreements
(Cost $8,111,110)		8,111,110
Total Investments - 103.2%
(Cost $15,013,697)		$15,014,618
Other Assets & Liabilities, net - (3.2)%		(462,236)
Total Net Assets - 100.0%		$14,552,382

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	25	Mar 2024	$8,509,625	$(121,444)

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	Receive	5.75% (SOFR + 0.35%)	At Maturity	03/20/24	460	$7,737,572	$(6,472)
BNP Paribas	NASDAQ-100 Index	Receive	5.58% (Federal Funds Rate + 0.25%)	At Maturity	03/21/24	240	4,030,742	(65,094)
Goldman Sachs International	NASDAQ-100 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	03/21/24	524	8,822,754	(75,396)
							$20,591,068	$(146,962)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[4]	Repurchase Agreements — See Note 4.

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$4,903,460	$—	$4,903,460
Federal Agency Notes	—	2,000,048	—	2,000,048
Repurchase Agreements	—	8,111,110	—	8,111,110
Total Assets	$—	$15,014,618	$—	$15,014,618

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$121,444	$—	$—	$121,444
Equity Index Swap Agreements**	—	146,962	—	146,962
Total Liabilities	$121,444	$146,962	$—	$268,406

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
U.S. TREASURY BILLS†† - 8.2%
U.S. Treasury Bills
5.23% due 02/22/24[1,2]	$200,000	$198,513
5.17% due 01/09/24[2,3]	156,000	155,841
5.27% due 02/22/24[1,2]	100,000	99,257
Total U.S. Treasury Bills
(Cost $453,544)		453,611

FEDERAL AGENCY NOTES†† - 7.2%
Federal Home Loan Bank
5.47% (SOFR + 0.07%, Rate Floor: 0.00%) due 06/17/24◊	400,000	400,210
Total Federal Agency Notes
(Cost $400,000)		400,210

REPURCHASE AGREEMENTS††,4 - 108.4%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[1]	3,331,063	3,331,063
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[1]	2,684,458	2,684,458
Total Repurchase Agreements
(Cost $6,015,521)		6,015,521
Total Investments - 123.8%
(Cost $6,869,065)		$6,869,342
Other Assets & Liabilities, net - (23.8)%		(1,319,273)
Total Net Assets - 100.0%		$5,550,069

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	32	Mar 2024	$3,275,200	$(65,351)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	Receive	5.18% (Federal Funds Rate - 0.15%)	At Maturity	03/21/24	1,535	$3,111,627	$40,444
Barclays Bank plc	Russell 2000 Index	Receive	4.90% (SOFR - 0.50%)	At Maturity	03/20/24	735	1,490,599	(4,502)
BNP Paribas	Russell 2000 Index	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	03/21/24	1,588	3,219,394	(70,257)
							$7,821,620	$(34,315)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[4]	Repurchase Agreements — See Note 4.

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$453,611	$—	$453,611
Federal Agency Notes	—	400,210	—	400,210
Repurchase Agreements	—	6,015,521	—	6,015,521
Equity Index Swap Agreements**	—	40,444	—	40,444
Total Assets	$—	$6,909,786	$—	$6,909,786

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$65,351	$—	$—	$65,351
Equity Index Swap Agreements**	—	74,759	—	74,759
Total Liabilities	$65,351	$74,759	$—	$140,110

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 110.0%
Federal Home Loan Bank
5.20% due 01/02/24[1]	$18,000,000	$17,997,354
Total Federal Agency Discount Notes
(Cost $17,997,400)		17,997,354

FEDERAL AGENCY NOTES†† - 36.7%
Federal Home Loan Bank
5.44% (SOFR + 0.04%, Rate Floor: 0.00%) due 02/27/24◊	3,000,000	3,000,072
5.44% (SOFR + 0.04%, Rate Floor: 0.00%) due 01/19/24◊	3,000,000	3,000,048
Total Federal Agency Notes
(Cost $6,000,000)		6,000,120

U.S. TREASURY BILLS†† - 28.9%
U.S. Treasury Bills
5.27% due 02/22/24[1,2]	4,500,000	4,466,548
5.17% due 01/09/24[1,3]	259,000	258,736
Total U.S. Treasury Bills
(Cost $4,724,441)		4,725,284

REPURCHASE AGREEMENTS††,4 - 94.0%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[2]	8,513,712	8,513,712
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[2]	6,861,083	6,861,083
Total Repurchase Agreements
(Cost $15,374,795)		15,374,795
Total Investments - 269.6%
(Cost $44,096,636)		$44,097,553
Other Assets & Liabilities, net - (169.6)%		(27,741,793)
Total Net Assets - 100.0%		$16,355,760

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	29	Mar 2024	$6,987,550	$19,332

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P 500 Index	Receive	5.70% (SOFR + 0.30%)	At Maturity	03/20/24	2,787	$13,291,635	$36,342
Goldman Sachs International	S&P 500 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	03/21/24	2,172	10,359,152	30,240
BNP Paribas	S&P 500 Index	Receive	5.53% (Federal Funds Rate + 0.20%)	At Maturity	03/21/24	431	2,057,725	(30,837)
							$25,708,512	$35,745

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the effective yield at the time of purchase.
2	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
3	All or a portion of this security is pledged as futures collateral at December 31, 2023.
4	Repurchase Agreements — See Note 4.

Inverse S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$17,997,354	$—	$17,997,354
Federal Agency Notes	—	6,000,120	—	6,000,120
U.S. Treasury Bills	—	4,725,284	—	4,725,284
Repurchase Agreements	—	15,374,795	—	15,374,795
Equity Futures Contracts**	19,332	—	—	19,332
Equity Index Swap Agreements**	—	66,582	—	66,582
Total Assets	$19,332	$44,164,135	$—	$44,183,467

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$30,837	$—	$30,837

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 78.7%
Technology - 37.7%
Apple, Inc.	363,785	$70,039,526
Microsoft Corp.	173,843	65,371,922
Broadcom, Inc.	28,221	31,501,691
NVIDIA Corp.	57,774	28,610,840
Adobe, Inc.*	27,506	16,410,080
Advanced Micro Devices, Inc.*	97,599	14,387,068
Intel Corp.	254,705	12,798,926
Intuit, Inc.	16,912	10,570,507
QUALCOMM, Inc.	67,241	9,725,066
Texas Instruments, Inc.	54,868	9,352,799
Applied Materials, Inc.	50,539	8,190,856
Lam Research Corp.	7,963	6,237,099
Analog Devices, Inc.	29,981	5,953,027
Micron Technology, Inc.	66,682	5,690,642
KLA Corp.	8,212	4,773,636
Synopsys, Inc.*	9,188	4,730,993
Cadence Design Systems, Inc.*	16,436	4,476,673
ASML Holding N.V. — Class G	5,303	4,013,947
NXP Semiconductor N.V.	15,573	3,576,807
Roper Technologies, Inc.	6,454	3,518,527
Crowdstrike Holdings, Inc. — Class A*	13,752	3,511,161
Workday, Inc. — Class A*	12,627	3,485,810
Autodesk, Inc.*	12,916	3,144,788
Marvell Technology, Inc.	52,125	3,143,659
Microchip Technology, Inc.	32,687	2,947,714
Fortinet, Inc.*	46,392	2,715,324
Paychex, Inc.	21,823	2,599,337
Cognizant Technology Solutions Corp. — Class A	30,293	2,288,030
Atlassian Corp. — Class A*	9,365	2,227,559
Electronic Arts, Inc.	16,259	2,224,394
Datadog, Inc. — Class A*	18,255	2,215,792
ON Semiconductor Corp.*	26,020	2,173,451
GLOBALFOUNDRIES, Inc.*,1	33,092	2,005,375
Zscaler, Inc.*	8,961	1,985,399
ANSYS, Inc.*	5,248	1,904,394
MongoDB, Inc.*	4,310	1,762,143
Take-Two Interactive Software, Inc.*	10,276	1,653,922
Splunk, Inc.*	10,180	1,550,923
Total Technology		363,469,807
Communications - 19.8%
Amazon.com, Inc.*	241,716	36,726,329
Meta Platforms, Inc. — Class A*	82,595	29,235,326
Alphabet, Inc. — Class A*	138,424	19,336,449
Alphabet, Inc. — Class C*	133,910	18,871,936
Netflix, Inc.*	26,442	12,874,081
Cisco Systems, Inc.	245,491	12,402,205
T-Mobile US, Inc.	69,867	11,201,776
Comcast Corp. — Class A	242,601	10,638,054
Booking Holdings, Inc.*	2,108	7,477,540
PDD Holdings, Inc. ADR*	40,353	5,904,047
Palo Alto Networks, Inc.*	19,049	5,617,169
MercadoLibre, Inc.*	3,055	4,801,055
Airbnb, Inc. — Class A*	26,266	3,575,853
Charter Communications, Inc. — Class A*	8,937	3,473,633
DoorDash, Inc. — Class A*	22,399	2,215,037
Trade Desk, Inc. — Class A*	26,961	1,940,114
CDW Corp.	8,093	1,839,701
Warner Bros Discovery, Inc.*	147,323	1,676,536
Sirius XM Holdings, Inc.[1]	231,926	1,268,635
Total Communications		191,075,476
Consumer, Non-cyclical - 10.3%
PepsiCo, Inc.	83,061	14,107,080
Amgen, Inc.	32,332	9,312,263
Intuitive Surgical, Inc.*	21,272	7,176,322
Vertex Pharmaceuticals, Inc.*	15,569	6,334,870
Gilead Sciences, Inc.	75,278	6,098,271
Mondelez International, Inc. — Class A	82,217	5,954,977
Automatic Data Processing, Inc.	24,849	5,789,071
Regeneron Pharmaceuticals, Inc.*	6,472	5,684,293
PayPal Holdings, Inc.*	65,135	3,999,940
Cintas Corp.	6,153	3,708,167
Monster Beverage Corp.*	62,857	3,621,192
Dexcom, Inc.*	23,342	2,896,509
Keurig Dr Pepper, Inc.	84,479	2,814,840
IDEXX Laboratories, Inc.*	5,018	2,785,241
Kraft Heinz Co.	74,101	2,740,255
AstraZeneca plc ADR	35,179	2,369,306
Moderna, Inc.*	23,035	2,290,831
Biogen, Inc.*	8,754	2,265,273
CoStar Group, Inc.*	24,671	2,155,999
GE HealthCare Technologies, Inc.	27,503	2,126,532
Verisk Analytics, Inc. — Class A	8,760	2,092,414
Coca-Cola Europacific Partners plc	27,596	1,841,757
Illumina, Inc.*	9,594	1,335,868
Total Consumer, Non-cyclical		99,501,271
Consumer, Cyclical - 8.0%
Tesla, Inc.*	112,550	27,966,424
Costco Wholesale Corp.	26,748	17,655,820
Starbucks Corp.	68,673	6,593,295
Marriott International, Inc. — Class A	17,744	4,001,449
Lululemon Athletica, Inc.*	7,336	3,750,823
O’Reilly Automotive, Inc.*	3,574	3,395,586
PACCAR, Inc.	31,601	3,085,838
Copart, Inc.*	58,012	2,842,588
Ross Stores, Inc.	20,458	2,831,183
Fastenal Co.	34,522	2,235,990
Dollar Tree, Inc.*	13,164	1,869,946
Walgreens Boots Alliance, Inc.	52,192	1,362,733
Total Consumer, Cyclical		77,591,675
Industrial - 1.6%
Honeywell International, Inc.	39,829	8,352,540
CSX Corp.	119,386	4,139,113
Old Dominion Freight Line, Inc.	6,592	2,671,935
Total Industrial		15,163,588
Utilities - 0.9%
American Electric Power Company, Inc.	31,770	2,580,359
Constellation Energy Corp.	19,295	2,255,393
Exelon Corp.	60,139	2,158,990

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 78.7% (continued)
Utilities - 0.9% (continued)
Xcel Energy, Inc.	33,337	$2,063,894
Total Utilities		9,058,636
Energy - 0.4%
Baker Hughes Co.	60,791	2,077,836
Diamondback Energy, Inc.	10,813	1,676,880
Total Energy		3,754,716
Total Common Stocks
(Cost $453,258,591)		759,615,169

	Face Amount
U.S. TREASURY BILLS†† - 9.8%
U.S. Treasury Bills
5.27% due 02/22/24[2,3]	$43,200,000	42,878,861
5.28% due 02/06/24[2,3]	30,000,000	29,846,014
5.22% due 02/22/24[3]	14,500,000	14,392,210
5.17% due 01/09/24[3,4]	7,416,000	7,408,438
Total U.S. Treasury Bills
(Cost $94,510,850)		94,525,523

FEDERAL AGENCY DISCOUNT NOTES†† - 7.1%
Federal Home Loan Bank
5.20% due 01/02/24[3]	60,000,000	59,991,180
5.26% due 01/10/24[3]	3,400,000	3,395,529
Farmer Mac
4.59% due 01/05/24[3]	5,000,000	4,997,089
Total Federal Agency Discount Notes
(Cost $68,383,951)		68,383,798

REPURCHASE AGREEMENTS††,5 - 7.3%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[2]	39,243,480	39,243,480
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[2]	31,625,782	31,625,782
Total Repurchase Agreements
(Cost $70,869,262)		70,869,262

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.3%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[7]	2,860,387	2,860,387
Total Securities Lending Collateral
(Cost $2,860,387)		2,860,387
Total Investments - 103.2%
(Cost $689,883,041)		$996,254,139
Other Assets & Liabilities, net - (3.2)%		(31,330,923)
Total Net Assets - 100.0%		$964,923,216

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	389	Mar 2024	$132,409,765	$2,407,700

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	03/21/24	33,287	$560,083,687	$8,919,904
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	03/21/24	2,610	43,910,059	709,230
Barclays Bank plc	NASDAQ-100 Index	Pay	5.90% (SOFR + 0.50%)	At Maturity	03/20/24	25,844	434,842,805	520,025
							$1,038,836,551	$10,149,159

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

[4]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2023.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$759,615,169	$—	$—	$759,615,169
U.S. Treasury Bills	—	94,525,523	—	94,525,523
Federal Agency Discount Notes	—	68,383,798	—	68,383,798
Repurchase Agreements	—	70,869,262	—	70,869,262
Securities Lending Collateral	2,860,387	—	—	2,860,387
Equity Futures Contracts**	2,407,700	—	—	2,407,700
Equity Index Swap Agreements**	—	10,149,159	—	10,149,159
Total Assets	$764,883,256	$243,927,742	$—	$1,008,810,998

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6%
Consumer, Non-cyclical - 3.9%
Cytokinetics, Inc.*	421	$35,149
elf Beauty, Inc.*	240	34,642
BellRing Brands, Inc.*	592	32,815
API Group Corp.*	943	32,628
ImmunoGen, Inc.*	1,079	31,992
Intra-Cellular Therapies, Inc.*	422	30,224
Ensign Group, Inc.	246	27,604
Vaxcyte, Inc.*	416	26,125
Option Care Health, Inc.*	753	25,369
Blueprint Medicines Corp.*	275	25,366
HealthEquity, Inc.*	379	25,128
StoneCo Ltd. — Class A*	1,311	23,637
Marathon Digital Holdings, Inc.*	956	22,456
Sprouts Farmers Market, Inc.*	458	22,034
Halozyme Therapeutics, Inc.*	585	21,622
Bridgebio Pharma, Inc.*	518	20,912
Alkermes plc*	747	20,722
Neogen Corp.*	981	19,728
Merit Medical Systems, Inc.*	257	19,522
Coca-Cola Consolidated, Inc.	21	19,496
Haemonetics Corp.*	226	19,325
Insmed, Inc.*	620	19,214
Herc Holdings, Inc.	128	19,058
Lantheus Holdings, Inc.*	306	18,972
Insperity, Inc.	160	18,755
REVOLUTION Medicines, Inc.*	645	18,499
Brink’s Co.	208	18,294
Amicus Therapeutics, Inc.*	1,262	17,908
ACADIA Pharmaceuticals, Inc.*	548	17,158
TriNet Group, Inc.*	144	17,126
Glaukos Corp.*	212	16,852
Simply Good Foods Co.*	411	16,276
Alight, Inc. — Class A*	1,794	15,303
Madrigal Pharmaceuticals, Inc.*	66	15,271
Inari Medical, Inc.*	235	15,256
CONMED Corp.	138	15,112
Marqeta, Inc. — Class A*	2,158	15,063
iRhythm Technologies, Inc.*	139	14,879
Integer Holdings Corp.*	150	14,862
Lancaster Colony Corp.	88	14,642
WD-40 Co.	61	14,583
Alarm.com Holdings, Inc.*	217	14,023
Korn Ferry	236	14,007
Arrowhead Pharmaceuticals, Inc.*	456	13,954
Axonics, Inc.*	222	13,815
Prestige Consumer Healthcare, Inc.*	225	13,774
Guardant Health, Inc.*	503	13,606
CBIZ, Inc.*	217	13,582
ABM Industries, Inc.	300	13,449
Cerevel Therapeutics Holdings, Inc.*	314	13,314
Riot Platforms, Inc.*	854	13,211
Progyny, Inc.*	355	13,199
Helen of Troy Ltd.*	109	13,168
Biohaven Ltd.*	307	13,140
AMN Healthcare Services, Inc.*	171	12,805
LivaNova plc*	245	12,676
Axsome Therapeutics, Inc.*	158	12,575
Intellia Therapeutics, Inc.*	399	12,165
EVERTEC, Inc.	296	12,118
Krystal Biotech, Inc.*	97	12,034
Cymabay Therapeutics, Inc.*	508	11,999
Inter Parfums, Inc.	83	11,953
Corcept Therapeutics, Inc.*	363	11,790
Denali Therapeutics, Inc.*	534	11,460
Remitly Global, Inc.*	589	11,438
Coursera, Inc.*	589	11,409
Stride, Inc.*	192	11,399
ICF International, Inc.	85	11,398
TransMedics Group, Inc.*	144	11,366
J & J Snack Foods Corp.	68	11,365
Pacific Biosciences of California, Inc.*	1,140	11,183
Graham Holdings Co. — Class B	16	11,144
Select Medical Holdings Corp.	470	11,045
Flywire Corp.*	477	11,043
SpringWorks Therapeutics, Inc.*	302	11,023
Patterson Companies, Inc.	387	11,010
LiveRamp Holdings, Inc.*	289	10,947
Surgery Partners, Inc.*	340	10,877
Rhythm Pharmaceuticals, Inc.*	232	10,665
Primo Water Corp.	708	10,655
Amphastar Pharmaceuticals, Inc.*	172	10,638
TG Therapeutics, Inc.*	621	10,607
Cal-Maine Foods, Inc.	184	10,560
Adtalem Global Education, Inc.*	178	10,493
Crinetics Pharmaceuticals, Inc.*	291	10,354
Immunovant, Inc.*	244	10,280
TreeHouse Foods, Inc.*	233	9,658
CorVel Corp.*	39	9,641
Ideaya Biosciences, Inc.*	270	9,607
Arcellx, Inc.*	172	9,546
Twist Bioscience Corp.*	257	9,473
Strategic Education, Inc.	102	9,422
NeoGenomics, Inc.*	576	9,320
RadNet, Inc.*	268	9,318
Textainer Group Holdings Ltd.	189	9,299
Arvinas, Inc.*	222	9,137
Veracyte, Inc.*	329	9,051
Huron Consulting Group, Inc.*	86	8,841
PTC Therapeutics, Inc.*	320	8,819
Nuvalent, Inc. — Class A*	119	8,757
Edgewell Personal Care Co.	232	8,498
Upbound Group, Inc.	249	8,459
Rocket Pharmaceuticals, Inc.*	282	8,452
Beam Therapeutics, Inc.*,1	309	8,411
Andersons, Inc.	146	8,401
Iovance Biotherapeutics, Inc.*	1,029	8,366
Celldex Therapeutics, Inc.*	210	8,329
Dynavax Technologies Corp.*	586	8,192
Laureate Education, Inc. — Class A	593	8,130
Viking Therapeutics, Inc.*	435	8,095
Central Garden & Pet Co. — Class A*	178	7,839
Inmode Ltd.*	351	7,806
Vericel Corp.*	215	7,656
Omnicell, Inc.*	203	7,639
PROCEPT BioRobotics Corp.*	181	7,586
AtriCure, Inc.*	211	7,531

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Consumer, Non-cyclical - 3.9% (continued)
CoreCivic, Inc.*	515	$7,483
Apollo Medical Holdings, Inc.*	194	7,430
Vector Group Ltd.	658	7,422
Cleanspark, Inc.*	672	7,412
Universal Corp.	109	7,338
Catalyst Pharmaceuticals, Inc.*	436	7,329
Ironwood Pharmaceuticals, Inc. — Class A*	627	7,173
MGP Ingredients, Inc.	72	7,094
Myriad Genetics, Inc.*	365	6,986
Pacira BioSciences, Inc.*	206	6,950
STAAR Surgical Co.*	220	6,866
Prothena Corporation plc*	188	6,832
Herbalife Ltd.*	447	6,821
Addus HomeCare Corp.*	71	6,592
Sabre Corp.*	1,483	6,525
Cimpress plc*	81	6,484
Owens & Minor, Inc.*	336	6,475
Syndax Pharmaceuticals, Inc.*	298	6,440
Supernus Pharmaceuticals, Inc.*	222	6,425
Oscar Health, Inc. — Class A*	700	6,405
Alphatec Holdings, Inc.*	414	6,256
Payoneer Global, Inc.*	1,199	6,247
PROG Holdings, Inc.*	199	6,151
US Physical Therapy, Inc.	66	6,147
Recursion Pharmaceuticals, Inc. — Class A*	617	6,084
Legalzoom.com, Inc.*	532	6,012
Ardelyx, Inc.*	964	5,977
Krispy Kreme, Inc.	396	5,976
Kforce, Inc.	88	5,945
Inhibrx, Inc.*	155	5,890
GEO Group, Inc.*	539	5,837
Chegg, Inc.*	511	5,805
Udemy, Inc.*	388	5,715
Protagonist Therapeutics, Inc.*	245	5,618
RayzeBio, Inc.*	90	5,595
Agios Pharmaceuticals, Inc.*	251	5,590
Xencor, Inc.*	262	5,562
Ingles Markets, Inc. — Class A	64	5,528
Aurinia Pharmaceuticals, Inc.*	613	5,511
UFP Technologies, Inc.*	32	5,505
Akero Therapeutics, Inc.*	231	5,394
Ligand Pharmaceuticals, Inc. — Class B*	75	5,356
National Beverage Corp.*	107	5,320
Utz Brands, Inc.	326	5,294
National Healthcare Corp.	57	5,268
John Wiley & Sons, Inc. — Class A	164	5,205
Sage Therapeutics, Inc.*	239	5,179
Perdoceo Education Corp.	293	5,145
BioCryst Pharmaceuticals, Inc.*	857	5,133
LeMaitre Vascular, Inc.	89	5,052
Cytek Biosciences, Inc.*	548	4,998
RxSight, Inc.*	123	4,959
Embecta Corp.	261	4,941
Matthews International Corp. — Class A	134	4,911
Collegium Pharmaceutical, Inc.*	157	4,832
Harmony Biosciences Holdings, Inc.*	149	4,813
Weis Markets, Inc.	75	4,797
Geron Corp.*	2,242	4,731
Avanos Medical, Inc.*	209	4,688
Scholar Rock Holding Corp.*	249	4,681
Chefs’ Warehouse, Inc.*	159	4,679
Pliant Therapeutics, Inc.*	256	4,636
Arcus Biosciences, Inc.*	239	4,565
SP Plus Corp.*	89	4,561
Quanex Building Products Corp.	149	4,555
MiMedx Group, Inc.*	515	4,517
Relay Therapeutics, Inc.*	408	4,492
Brookdale Senior Living, Inc. — Class A*	771	4,487
Morphic Holding, Inc.*	155	4,476
Hain Celestial Group, Inc.*	405	4,435
Kymera Therapeutics, Inc.*	172	4,379
Quanterix Corp.*	159	4,347
Innoviva, Inc.*	269	4,315
ADMA Biologics, Inc.*	953	4,307
ZipRecruiter, Inc. — Class A*	309	4,295
United Natural Foods, Inc.*	263	4,268
Kura Oncology, Inc.*	295	4,242
MannKind Corp.*	1,162	4,230
Deluxe Corp.	197	4,226
John B Sanfilippo & Son, Inc.	41	4,225
Viridian Therapeutics, Inc.*	191	4,160
Monro, Inc.	141	4,137
Day One Biopharmaceuticals, Inc.*	282	4,117
First Advantage Corp.	247	4,093
Keros Therapeutics, Inc.*	102	4,055
Cassava Sciences, Inc.*,1	180	4,052
Fresh Del Monte Produce, Inc.	154	4,043
Dole plc	324	3,982
Zentalis Pharmaceuticals, Inc.*	262	3,969
Deciphera Pharmaceuticals, Inc.*	237	3,823
Vir Biotechnology, Inc.*	379	3,813
LifeStance Health Group, Inc.*	480	3,758
Editas Medicine, Inc.*	369	3,738
Arlo Technologies, Inc.*	391	3,722
4D Molecular Therapeutics, Inc.*	179	3,627
SpartanNash Co.	158	3,626
Varex Imaging Corp.*	176	3,608
Transcat, Inc.*	33	3,608
Accolade, Inc.*	299	3,591
Pediatrix Medical Group, Inc.*	381	3,543
Cross Country Healthcare, Inc.*	156	3,532
Cabaletta Bio, Inc.*	155	3,518
Healthcare Services Group, Inc.*	337	3,495
Barrett Business Services, Inc.	30	3,474
Nevro Corp.*	161	3,465
Amylyx Pharmaceuticals, Inc.*	230	3,386
B&G Foods, Inc.[1]	322	3,381
Amneal Pharmaceuticals, Inc.*	551	3,345
Viad Corp.*	92	3,330
RAPT Therapeutics, Inc.*	134	3,330
Revance Therapeutics, Inc.*	377	3,314
Arcturus Therapeutics Holdings, Inc.*	105	3,311
Vita Coco Company, Inc.*	129	3,309
REGENXBIO, Inc.*	184	3,303
SI-BONE, Inc.*	157	3,295
Medifast, Inc.	49	3,294

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Consumer, Non-cyclical - 3.9% (continued)
Mirum Pharmaceuticals, Inc.*	111	$3,277
ANI Pharmaceuticals, Inc.*	58	3,198
Verve Therapeutics, Inc.*	229	3,192
Artivion, Inc.*	178	3,183
Repay Holdings Corp.*	368	3,143
AdaptHealth Corp.*	431	3,142
89bio, Inc.*	280	3,128
Kelly Services, Inc. — Class A	144	3,113
CRA International, Inc.	31	3,064
Travere Therapeutics, Inc.*	330	2,967
Anavex Life Sciences Corp.*	318	2,961
Avidity Biosciences, Inc.*	320	2,896
CareDx, Inc.*	235	2,820
Cass Information Systems, Inc.	62	2,793
Alpine Immune Sciences, Inc.*	144	2,745
OPKO Health, Inc.*	1,816	2,742
USANA Health Sciences, Inc.*	51	2,734
EyePoint Pharmaceuticals, Inc.*	118	2,727
Fulgent Genetics, Inc.*	93	2,689
OraSure Technologies, Inc.*	325	2,665
Heidrick & Struggles International, Inc.	90	2,658
MacroGenics, Inc.*	275	2,645
Treace Medical Concepts, Inc.*	205	2,614
OmniAb, Inc.*	422	2,604
Theravance Biopharma, Inc.*	231	2,596
Liquidia Corp.*	215	2,586
Hackett Group, Inc.	113	2,573
National Research Corp. — Class A	65	2,571
Dyne Therapeutics, Inc.*	192	2,554
ModivCare, Inc.*	58	2,552
BioLife Solutions, Inc.*	157	2,551
ACCO Brands Corp.	418	2,542
Altimmune, Inc.*,1	224	2,520
Ennis, Inc.	115	2,520
Adaptive Biotechnologies Corp.*	514	2,519
ImmunityBio, Inc.*,1	499	2,505
Zymeworks, Inc.*	241	2,504
Kiniksa Pharmaceuticals Ltd. — Class A*	142	2,491
Paragon 28, Inc.*	199	2,474
Multiplan Corp.*	1,713	2,467
Apogee Therapeutics, Inc.*	88	2,459
PetIQ, Inc.*	124	2,449
Marinus Pharmaceuticals, Inc.*	225	2,446
Castle Biosciences, Inc.*	112	2,417
V2X, Inc.*	52	2,415
Beyond Meat, Inc.*	268	2,385
Enhabit, Inc.*	228	2,360
Vera Therapeutics, Inc.*	153	2,353
OrthoPediatrics Corp.*	72	2,341
Calavo Growers, Inc.	78	2,294
Alector, Inc.*	287	2,290
Atrion Corp.	6	2,273
Franklin Covey Co.*	52	2,264
Surmodics, Inc.*	62	2,254
SunOpta, Inc.*	411	2,248
Mission Produce, Inc.*	219	2,210
Central Garden & Pet Co.*	44	2,205
Nurix Therapeutics, Inc.*	212	2,188
Tarsus Pharmaceuticals, Inc.*	107	2,167
Vital Farms, Inc.*	138	2,165
WW International, Inc.*	247	2,161
I3 Verticals, Inc. — Class A*	102	2,159
Cogent Biosciences, Inc.*	365	2,146
Orthofix Medical, Inc.*	159	2,143
Silk Road Medical, Inc.*	174	2,135
Edgewise Therapeutics, Inc.*	194	2,122
TrueBlue, Inc.*	138	2,117
Pulmonx Corp.*	166	2,116
Caribou Biosciences, Inc.*	367	2,103
European Wax Center, Inc. — Class A*	154	2,093
Resources Connection, Inc.	147	2,083
Green Dot Corp. — Class A*	210	2,079
Zimvie, Inc.*	117	2,077
Turning Point Brands, Inc.	78	2,053
Disc Medicine, Inc.*	35	2,022
Tango Therapeutics, Inc.*	202	2,000
Icosavax, Inc.*	125	1,970
Evolus, Inc.*	187	1,969
DocGo, Inc.*	352	1,968
Duckhorn Portfolio, Inc.*	199	1,960
Novavax, Inc.*	394	1,891
Paysafe Ltd.*	147	1,880
MaxCyte, Inc.*	395	1,856
Universal Technical Institute, Inc.*	148	1,853
AnaptysBio, Inc.*	86	1,842
Avid Bioservices, Inc.*	281	1,826
Pennant Group, Inc.*	131	1,824
Community Health Systems, Inc.*	569	1,781
Waldencast plc — Class A*	162	1,772
Cerus Corp.*	803	1,734
SomaLogic, Inc.*	684	1,731
Sana Biotechnology, Inc.*	422	1,722
Olema Pharmaceuticals, Inc.*	121	1,698
American Well Corp. — Class A*	1,109	1,652
Tejon Ranch Co.*	95	1,634
Limoneira Co.	79	1,630
ORIC Pharmaceuticals, Inc.*	177	1,628
Savara, Inc.*	345	1,621
Custom Truck One Source, Inc.*	257	1,588
Prime Medicine, Inc.*	179	1,586
BrightView Holdings, Inc.*	187	1,575
Ocular Therapeutix, Inc.*	353	1,574
CVRx, Inc.*	50	1,572
iRadimed Corp.	33	1,566
Avita Medical, Inc.*	114	1,564
Aaron’s Company, Inc.	143	1,556
Replimune Group, Inc.*	184	1,551
Taro Pharmaceutical Industries Ltd.*	37	1,546
HilleVax, Inc.*	96	1,541
Carriage Services, Inc. — Class A	61	1,526
Lyell Immunopharma, Inc.*	785	1,523
Tactile Systems Technology, Inc.*	105	1,501
Anika Therapeutics, Inc.*	66	1,496
Sterling Check Corp.*	107	1,489
Enliven Therapeutics, Inc.*	106	1,467
Terawulf, Inc.*	610	1,464
Entrada Therapeutics, Inc.*	97	1,464
ALX Oncology Holdings, Inc.*	98	1,459
Fate Therapeutics, Inc.*	383	1,432
Forrester Research, Inc.*	53	1,421

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Consumer, Non-cyclical - 3.9% (continued)
Xeris Biopharma Holdings, Inc.*	602	$1,415
Arbutus Biopharma Corp.*	565	1,412
Target Hospitality Corp.*	141	1,372
Summit Therapeutics, Inc.*	524	1,368
KalVista Pharmaceuticals, Inc.*	111	1,360
WaVe Life Sciences Ltd.*	267	1,348
Utah Medical Products, Inc.	16	1,348
AngioDynamics, Inc.*	171	1,341
UroGen Pharma Ltd.*	89	1,335
Nano-X Imaging Ltd.*,1	208	1,325
Harrow, Inc.*	118	1,322
Westrock Coffee Co.*	129	1,317
Biomea Fusion, Inc.*	90	1,307
Organogenesis Holdings, Inc.*,1	318	1,301
Agenus, Inc.*	1,552	1,285
Distribution Solutions Group, Inc.*	40	1,262
Terns Pharmaceuticals, Inc.*	194	1,259
Seneca Foods Corp. — Class A*	24	1,259
Axogen, Inc.*	184	1,257
iTeos Therapeutics, Inc.*	112	1,226
Voyager Therapeutics, Inc.*	144	1,215
Viemed Healthcare, Inc.*	154	1,209
Accuray, Inc.*	422	1,194
Allogene Therapeutics, Inc.*	372	1,194
Willdan Group, Inc.*	55	1,183
Genelux Corp.*	84	1,177
Sutro Biopharma, Inc.*	272	1,167
SIGA Technologies, Inc.	208	1,165
Coherus Biosciences, Inc.*	348	1,159
Beauty Health Co.*	370	1,151
Neumora Therapeutics, Inc.*	67	1,142
Celcuity, Inc.*	78	1,136
Y-mAbs Therapeutics, Inc.*	166	1,132
Rigel Pharmaceuticals, Inc.*	774	1,122
ACELYRIN, Inc.*	149	1,111
Cullinan Oncology, Inc.*	108	1,100
Aura Biosciences, Inc.*	124	1,099
Vanda Pharmaceuticals, Inc.*	256	1,080
Phibro Animal Health Corp. — Class A	93	1,077
Lincoln Educational Services Corp.*	107	1,074
23andMe Holding Co. — Class A*	1,176	1,074
Alta Equipment Group, Inc.	86	1,064
Agiliti, Inc.*	134	1,061
Atea Pharmaceuticals, Inc.*	347	1,058
Mersana Therapeutics, Inc.*	454	1,053
SoundThinking, Inc.*	41	1,047
Aerovate Therapeutics, Inc.*	46	1,041
MeiraGTx Holdings plc*	148	1,039
Nature’s Sunshine Products, Inc.*	60	1,037
Poseida Therapeutics, Inc.*	307	1,031
Zevra Therapeutics, Inc.*	157	1,028
Village Super Market, Inc. — Class A	39	1,023
Semler Scientific, Inc.*	23	1,019
Nathan’s Famous, Inc.	13	1,014
Phathom Pharmaceuticals, Inc.*	111	1,013
Nuvation Bio, Inc.*	659	995
HF Foods Group, Inc.*	182	972
Ispire Technology, Inc.*	80	970
2seventy bio, Inc.*	227	969
Zynex, Inc.*	89	969
Third Harmonic Bio, Inc.*	88	965
Performant Financial Corp.*	304	950
Harvard Bioscience, Inc.*	177	947
Annexon, Inc.*	206	935
Quipt Home Medical Corp.*	183	932
Alico, Inc.	32	931
Fennec Pharmaceuticals, Inc.*	82	920
Quantum-Si, Inc.*	454	913
Nkarta, Inc.*	137	904
Omeros Corp.*,1	275	899
Pulse Biosciences, Inc.*	73	893
Astria Therapeutics, Inc.*	116	891
Tyra Biosciences, Inc.*	63	873
Ovid therapeutics, Inc.*	270	869
InfuSystem Holdings, Inc.*	82	864
Enanta Pharmaceuticals, Inc.*	90	847
Janux Therapeutics, Inc.*	78	837
Allakos, Inc.*	301	822
scPharmaceuticals, Inc.*	131	821
Precigen, Inc.*	611	819
Gritstone bio, Inc.*	397	810
Heron Therapeutics, Inc.*	468	796
Humacyte, Inc.*	277	787
Monte Rosa Therapeutics, Inc.*	138	780
Erasca, Inc.*	365	777
Cipher Mining, Inc.*,1	188	776
Quad/Graphics, Inc.*	141	764
CorMedix, Inc.*	202	759
Arcutis Biotherapeutics, Inc.*	233	753
Information Services Group, Inc.	159	749
Aldeyra Therapeutics, Inc.*	211	741
Invitae Corp.*,1	1,179	739
ClearPoint Neuro, Inc.*	104	706
Bakkt Holdings, Inc.*,1	315	702
Sanara Medtech, Inc.*	17	699
Verrica Pharmaceuticals, Inc.*	94	688
Nautilus Biotechnology, Inc.*	228	682
Butterfly Network, Inc.*	631	681
Immuneering Corp. — Class A*	92	676
Acacia Research Corp.*	172	674
Natural Grocers by Vitamin Cottage, Inc.	42	672
Tenaya Therapeutics, Inc.*	207	671
Bluebird Bio, Inc.*	484	668
Stoke Therapeutics, Inc.*	125	657
Inozyme Pharma, Inc.*	153	652
Compass Therapeutics, Inc.*	413	644
Lexicon Pharmaceuticals, Inc.*	419	641
Lineage Cell Therapeutics, Inc.*	584	637
Merrimack Pharmaceuticals, Inc.*	47	630
PDS Biotechnology Corp.*	126	626
Seres Therapeutics, Inc.*	440	616
Joint Corp.*	64	615
BRC, Inc. — Class A*	169	614
XOMA Corp.*	33	610
Aveanna Healthcare Holdings, Inc.*	227	608
ARS Pharmaceuticals, Inc.*	110	603
Actinium Pharmaceuticals, Inc.*	118	599
Foghorn Therapeutics, Inc.*	92	593

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Consumer, Non-cyclical - 3.9% (continued)
Inogen, Inc.*	105	$576
Emergent BioSolutions, Inc.*	229	550
Mineralys Therapeutics, Inc.*	63	542
PMV Pharmaceuticals, Inc.*	174	539
Larimar Therapeutics, Inc.*	116	528
Ventyx Biosciences, Inc.*	212	524
Innovage Holding Corp.*	86	516
Seer, Inc.*	265	514
Cadiz, Inc.*	183	512
Scilex Holding Co.*	243	496
BioAtla, Inc.*	200	492
Tela Bio, Inc.*	72	477
X4 Pharmaceuticals, Inc.*	557	467
Protalix BioTherapeutics, Inc.*	254	452
IGM Biosciences, Inc.*	54	449
Kodiak Sciences, Inc.*	147	447
Karyopharm Therapeutics, Inc.*	512	443
2U, Inc.*	358	440
Mural Oncology plc*	74	438
Assertio Holdings, Inc.*	401	429
Optinose, Inc.*	330	426
Emerald Holding, Inc.*	71	425
Longboard Pharmaceuticals, Inc.*	70	422
Citius Pharmaceuticals, Inc.*	556	421
AirSculpt Technologies, Inc.*	55	412
Cue Biopharma, Inc.*	156	412
Akoya Biosciences, Inc.*	82	400
CompoSecure, Inc.*	74	400
Design Therapeutics, Inc.*	148	392
MarketWise, Inc.	143	390
KORU Medical Systems, Inc.*	158	388
Vor BioPharma, Inc.*	170	382
Theseus Pharmaceuticals, Inc.*	92	373
HireQuest, Inc.	24	368
CPI Card Group, Inc.*	19	365
FibroGen, Inc.*	411	364
Cartesian Therapeutics, Inc.*	525	362
ProKidney Corp.*	203	361
Carisma Therapeutics, Inc.	121	355
Sangamo Therapeutics, Inc.*	652	354
Century Therapeutics, Inc.*	106	352
Generation Bio Co.*	205	338
Graphite Bio, Inc.*	127	333
Omega Therapeutics, Inc.*	110	331
Rallybio Corp.*	138	330
Aclaris Therapeutics, Inc.*	314	330
Biote Corp. — Class A*	63	311
FiscalNote Holdings, Inc.*	269	307
Kezar Life Sciences, Inc.*	323	306
PepGen, Inc.*	45	306
Priority Technology Holdings, Inc.*	80	285
Outlook Therapeutics, Inc.*	702	277
Cutera, Inc.*	75	264
Eyenovia, Inc.*	126	262
Adicet Bio, Inc.*	137	259
Nuvectis Pharma, Inc.*	31	258
Bioxcel Therapeutics, Inc.*	87	257
Forafric Global plc*	24	254
P3 Health Partners, Inc.*	180	254
Trevi Therapeutics, Inc.*	188	252
Vigil Neuroscience, Inc.*	73	247
Eagle Pharmaceuticals, Inc.*	47	246
Beyond Air, Inc.*	116	227
Zevia PBC — Class A*	113	227
Atara Biotherapeutics, Inc.*	432	221
Prelude Therapeutics, Inc.*	45	192
Acrivon Therapeutics, Inc.*	39	192
Ikena Oncology, Inc.*	96	189
Orchestra BioMed Holdings, Inc.*	19	173
CareMax, Inc.*	340	169
NGM Biopharmaceuticals, Inc.*	197	169
Vaxxinity, Inc. — Class A*	193	164
NanoString Technologies, Inc.*	214	160
Zura Bio Ltd.*	34	159
Cara Therapeutics, Inc.*	212	157
Aadi Bioscience, Inc.*	73	147
Benson Hill, Inc.*	784	136
Allovir, Inc.*	190	129
Vicarious Surgical, Inc.*	317	116
Rent the Runway, Inc. — Class A*	218	115
Rain Oncology, Inc.*	77	92
Bright Green Corp.*	273	90
Reneo Pharmaceuticals, Inc.*	44	70
Cano Health, Inc.*	10	59
Ocean Biomedical, Inc.*	39	26
BioVie, Inc.*	15	19
ATI Physical Therapy, Inc.*	1	6
Ligand Pharmaceuticals, Inc.*,††	23	–
Ligand Pharmaceuticals, Inc.*,††	23	–
Total Consumer, Non-cyclical		2,647,084
Financial - 3.7%
SouthState Corp.	343	28,966
Ryman Hospitality Properties, Inc. REIT	260	28,616
Selective Insurance Group, Inc.	271	26,959
Essent Group Ltd.	477	25,157
Cadence Bank	821	24,293
Terreno Realty Corp. REIT	368	23,063
Kite Realty Group Trust REIT	981	22,426
Old National Bancorp	1,320	22,295
United Bankshares, Inc.	592	22,230
Home BancShares, Inc.	860	21,784
Valley National Bancorp	1,945	21,123
Glacier Bancorp, Inc.	505	20,867
FTAI Aviation Ltd.	448	20,787
Radian Group, Inc.	712	20,328
American Equity Investment Life Holding Co.*	350	19,530
Phillips Edison & Company, Inc. REIT	532	19,407
Mr Cooper Group, Inc.*	295	19,210
Hancock Whitney Corp.	393	19,096
Jackson Financial, Inc. — Class A	368	18,842
Hamilton Lane, Inc. — Class A	165	18,718
Essential Properties Realty Trust, Inc. REIT	703	17,969
First Financial Bankshares, Inc.	590	17,877
PotlatchDeltic Corp. REIT	358	17,578
Moelis & Co. — Class A	302	16,951
UMB Financial Corp.	200	16,710
Blackstone Mortgage Trust, Inc. — Class A REIT	776	16,505
Apple Hospitality REIT, Inc.	976	16,211

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Financial - 3.7% (continued)
Walker & Dunlop, Inc.	144	$15,985
Ameris Bancorp	300	15,915
Enstar Group Ltd.*	54	15,895
Independence Realty Trust, Inc. REIT	1,021	15,621
ServisFirst Bancshares, Inc.	231	15,392
United Community Banks, Inc.	523	15,303
Macerich Co. REIT	978	15,090
Sabra Health Care REIT, Inc.	1,048	14,955
Broadstone Net Lease, Inc. REIT	851	14,654
Associated Banc-Corp.	685	14,652
Physicians Realty Trust REIT	1,078	14,348
Cathay General Bancorp	315	14,040
CNO Financial Group, Inc.	503	14,034
Axos Financial, Inc.*	257	14,032
Texas Capital Bancshares, Inc.*	217	14,025
Genworth Financial, Inc. — Class A*	2,075	13,861
Piper Sandler Cos.	78	13,640
McGrath RentCorp	112	13,397
Upstart Holdings, Inc.*	326	13,320
International Bancshares Corp.	243	13,200
SL Green Realty Corp. REIT[1]	292	13,190
Independent Bank Corp.	200	13,162
COPT Defense Properties REIT	511	13,097
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	468	12,907
LXP Industrial Trust REIT	1,301	12,906
Bank of Hawaii Corp.[1]	178	12,898
Tanger, Inc. REIT	463	12,834
WSFS Financial Corp.	277	12,723
Innovative Industrial Properties, Inc. REIT	126	12,703
First BanCorp	772	12,699
Community Bank System, Inc.	241	12,558
Pacific Premier Bancorp, Inc.	430	12,517
Atlantic Union Bankshares Corp.	340	12,424
Arbor Realty Trust, Inc. REIT[1]	813	12,341
Artisan Partners Asset Management, Inc. — Class A	278	12,282
CVB Financial Corp.	602	12,154
Fulton Financial Corp.	723	11,901
SITE Centers Corp. REIT	863	11,763
BGC Group, Inc. — Class A	1,608	11,610
First Interstate BancSystem, Inc. — Class A	374	11,500
Pagseguro Digital Ltd. — Class A*	899	11,211
Simmons First National Corp. — Class A	558	11,071
NMI Holdings, Inc. — Class A*	372	11,041
BankUnited, Inc.	337	10,929
PJT Partners, Inc. — Class A	107	10,900
Seacoast Banking Corporation of Florida	381	10,843
National Health Investors, Inc. REIT	189	10,556
Douglas Emmett, Inc. REIT	725	10,512
PennyMac Financial Services, Inc.	115	10,163
CareTrust REIT, Inc.	453	10,138
Sunstone Hotel Investors, Inc. REIT	943	10,118
First Financial Bancorp	426	10,117
Eastern Bankshares, Inc.	702	9,968
First Merchants Corp.	268	9,937
Four Corners Property Trust, Inc. REIT	392	9,918
WaFd, Inc.	297	9,789
BancFirst Corp.	100	9,733
Urban Edge Properties REIT	520	9,516
TowneBank	318	9,464
St. Joe Co.	156	9,388
Outfront Media, Inc. REIT	668	9,325
Bancorp, Inc.*	238	9,177
DiamondRock Hospitality Co. REIT	952	8,939
Cohen & Steers, Inc.	118	8,936
StoneX Group, Inc.*	121	8,933
Equity Commonwealth REIT	458	8,794
Global Net Lease, Inc. REIT	881	8,766
Park National Corp.	65	8,636
NBT Bancorp, Inc.	206	8,633
Pebblebrook Hotel Trust REIT	535	8,549
Renasant Corp.	250	8,420
Independent Bank Group, Inc.	164	8,344
Banner Corp.	155	8,302
RLJ Lodging Trust REIT	705	8,263
WesBanco, Inc.	261	8,188
Cushman & Wakefield plc*	752	8,122
Triumph Financial, Inc.*	101	8,098
Banc of California, Inc.	595	7,993
OFG Bancorp	211	7,908
Farmer Mac — Class C	41	7,840
Retail Opportunity Investments Corp. REIT	557	7,815
InvenTrust Properties Corp. REIT	308	7,805
StepStone Group, Inc. — Class A	244	7,767
JBG SMITH Properties REIT	455	7,740
Trustmark Corp.	275	7,667
Enova International, Inc.*	138	7,640
Apollo Commercial Real Estate Finance, Inc. REIT	643	7,549
Bread Financial Holdings, Inc.	228	7,510
Virtus Investment Partners, Inc.	31	7,495
Customers Bancorp, Inc.*	130	7,491
Ready Capital Corp. REIT	725	7,431
Hilltop Holdings, Inc.	211	7,429
Goosehead Insurance, Inc. — Class A*	98	7,428
City Holding Co.	67	7,387
Enterprise Financial Services Corp.	164	7,323
Lakeland Financial Corp.	112	7,298
Bank of NT Butterfield & Son Ltd.	227	7,266
Navient Corp.	387	7,206
Northwest Bancshares, Inc.	577	7,201
Acadia Realty Trust REIT	423	7,187
Heartland Financial USA, Inc.	191	7,183
First Commonwealth Financial Corp.	463	7,149
Stewart Information Services Corp.	121	7,109
Live Oak Bancshares, Inc.	152	6,916
Kennedy-Wilson Holdings, Inc.	542	6,710
Newmark Group, Inc. — Class A	609	6,675

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Financial - 3.7% (continued)
First BanCorp Puerto Rico	180	$6,662
Westamerica BanCorp	118	6,656
Xenia Hotels & Resorts, Inc. REIT	482	6,565
BRP Group, Inc. — Class A*	268	6,437
Compass Diversified Holdings	286	6,421
FB Financial Corp.	161	6,416
Pathward Financial, Inc.	121	6,405
Service Properties Trust REIT	747	6,379
Stock Yards Bancorp, Inc.	123	6,333
Hope Bancorp, Inc.	522	6,306
Alexander & Baldwin, Inc. REIT	328	6,239
Uniti Group, Inc. REIT	1,078	6,231
National Bank Holdings Corp. — Class A	167	6,211
Two Harbors Investment Corp. REIT	440	6,129
Stellar Bancorp, Inc.	220	6,125
Palomar Holdings, Inc.*	110	6,105
Horace Mann Educators Corp.	186	6,082
TriCo Bancshares	141	6,059
Cannae Holdings, Inc.*	309	6,028
Provident Financial Services, Inc.	332	5,986
LTC Properties, Inc. REIT	186	5,974
Getty Realty Corp. REIT	203	5,932
Ladder Capital Corp. — Class A REIT	513	5,905
S&T Bancorp, Inc.	176	5,882
First Busey Corp.	235	5,833
PennyMac Mortgage Investment Trust REIT	390	5,830
Hudson Pacific Properties, Inc. REIT	625	5,819
Elme Communities REIT	398	5,811
Empire State Realty Trust, Inc. — Class A REIT	598	5,795
Easterly Government Properties, Inc. REIT	419	5,631
Veris Residential, Inc. REIT	358	5,631
Claros Mortgage Trust, Inc.	411	5,602
NETSTREIT Corp. REIT	311	5,551
Veritex Holdings, Inc.	238	5,538
Trupanion, Inc.*	179	5,461
Sandy Spring Bancorp, Inc.	198	5,394
Encore Capital Group, Inc.*	105	5,329
MFA Financial, Inc. REIT	463	5,218
Peoples Bancorp, Inc.	153	5,165
Apartment Investment and Management Co. — Class A REIT*	658	5,152
Nelnet, Inc. — Class A	58	5,117
Chimera Investment Corp. REIT	1,021	5,095
Franklin BSP Realty Trust, Inc. REIT	376	5,080
American Assets Trust, Inc. REIT	221	4,975
Berkshire Hills Bancorp, Inc.	200	4,966
Redfin Corp.*	481	4,964
Safety Insurance Group, Inc.	65	4,939
eXp World Holdings, Inc.[1]	313	4,858
National Western Life Group, Inc. — Class A	10	4,830
Compass, Inc. — Class A*	1,278	4,805
Employers Holdings, Inc.	121	4,767
Marcus & Millichap, Inc.	109	4,761
Origin Bancorp, Inc.	132	4,695
Plymouth Industrial REIT, Inc.	194	4,670
Nicolet Bankshares, Inc.	58	4,668
Safehold, Inc. REIT	197	4,610
PRA Group, Inc.*	175	4,585
OceanFirst Financial Corp.	264	4,583
Mercury General Corp.	121	4,515
Preferred Bank/Los Angeles CA	61	4,456
QCR Holdings, Inc.	75	4,379
BrightSpire Capital, Inc. REIT	583	4,337
WisdomTree, Inc.	625	4,331
Paramount Group, Inc. REIT	837	4,327
Brookline Bancorp, Inc.	395	4,310
Ellington Financial, Inc. REIT	339	4,309
Victory Capital Holdings, Inc. — Class A	125	4,305
Dime Community Bancshares, Inc.	158	4,255
LendingClub Corp.*	482	4,213
Lakeland Bancorp, Inc.	282	4,171
Southside Bancshares, Inc.	133	4,166
Brandywine Realty Trust REIT	770	4,158
1st Source Corp.	75	4,121
German American Bancorp, Inc.	127	4,116
Diversified Healthcare Trust REIT	1,081	4,043
AMERISAFE, Inc.	86	4,023
First Bancshares, Inc.	137	4,018
Eagle Bancorp, Inc.	133	4,009
ARMOUR Residential REIT, Inc. [1]	206	3,980
Piedmont Office Realty Trust, Inc. — Class A REIT	559	3,974
Anywhere Real Estate, Inc.*	488	3,958
Centerspace REIT	68	3,958
Enact Holdings, Inc.	136	3,929
F&G Annuities & Life, Inc.	85	3,910
Premier Financial Corp.	160	3,856
ConnectOne Bancorp, Inc.	168	3,849
Redwood Trust, Inc. REIT	516	3,824
Patria Investments Ltd. — Class A	246	3,816
UMH Properties, Inc. REIT	249	3,815
Tompkins Financial Corp.	63	3,794
Armada Hoffler Properties, Inc. REIT	305	3,773
Capitol Federal Financial, Inc.	578	3,728
Lemonade, Inc.*,1	229	3,694
SiriusPoint Ltd.*	314	3,642
Bank First Corp.	42	3,640
Skyward Specialty Insurance Group, Inc.*	107	3,625
KKR Real Estate Finance Trust, Inc. REIT	267	3,532
New York Mortgage Trust, Inc. REIT	412	3,514
NexPoint Residential Trust, Inc. REIT	102	3,512
Heritage Financial Corp.	157	3,358
Ambac Financial Group, Inc.*	200	3,296
Peakstone Realty Trust REIT	163	3,249
ProAssurance Corp.	234	3,227
Summit Hotel Properties, Inc. REIT	474	3,185

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Financial - 3.7% (continued)
International Money Express, Inc.*	140	$3,093
Community Healthcare Trust, Inc. REIT	116	3,090
Community Trust Bancorp, Inc.	70	3,070
Merchants Bancorp	72	3,066
Global Medical REIT, Inc.	276	3,064
Dynex Capital, Inc. REIT	244	3,055
Old Second Bancorp, Inc.	196	3,026
First Mid Bancshares, Inc.	87	3,015
CBL & Associates Properties, Inc. REIT	122	2,979
First Community Bankshares, Inc.	80	2,968
AssetMark Financial Holdings, Inc.*	99	2,965
Univest Financial Corp.	131	2,886
Amerant Bancorp, Inc.	117	2,875
Mercantile Bank Corp.	71	2,867
Brightsphere Investment Group, Inc.	147	2,816
Horizon Bancorp, Inc.	195	2,790
Brookfield Business Corp. — Class A	118	2,747
CrossFirst Bankshares, Inc.*	202	2,743
Whitestone REIT — Class B	220	2,704
Business First Bancshares, Inc.	109	2,687
Hanmi Financial Corp.	138	2,677
Heritage Commerce Corp.	268	2,659
Midland States Bancorp, Inc.	96	2,646
Byline Bancorp, Inc.	112	2,639
TrustCo Bank Corporation NY	84	2,608
Metropolitan Bank Holding Corp.*	47	2,603
Columbia Financial, Inc.*	134	2,583
HCI Group, Inc.	29	2,535
Farmland Partners, Inc. REIT[1]	202	2,521
Universal Health Realty Income Trust REIT	58	2,508
Washington Trust Bancorp, Inc.	77	2,493
Camden National Corp.	65	2,446
Ares Commercial Real Estate Corp. REIT	235	2,435
Great Southern Bancorp, Inc.	41	2,433
Farmers National Banc Corp.	167	2,413
Gladstone Commercial Corp. REIT	182	2,410
Independent Bank Corp.	91	2,368
Northfield Bancorp, Inc.	188	2,365
Central Pacific Financial Corp.	120	2,362
Perella Weinberg Partners	193	2,360
Cambridge Bancorp	34	2,360
Chatham Lodging Trust REIT	218	2,337
Kearny Financial Corp.	259	2,323
Peapack-Gladstone Financial Corp.	77	2,296
American National Bankshares, Inc.	47	2,291
NerdWallet, Inc. — Class A*	155	2,282
First Financial Corp.	53	2,281
HarborOne Bancorp, Inc.	190	2,276
Equity Bancshares, Inc. — Class A	67	2,271
First Foundation, Inc.	232	2,246
World Acceptance Corp.*	17	2,219
Gladstone Land Corp. REIT	152	2,196
Coastal Financial Corp.*	49	2,176
Amalgamated Financial Corp.	80	2,155
Diamond Hill Investment Group, Inc.	13	2,153
Republic Bancorp, Inc. — Class A	39	2,151
Alexander’s, Inc. REIT	10	2,136
CNB Financial Corp.	94	2,123
Flushing Financial Corp.	128	2,109
Southern Missouri Bancorp, Inc.	39	2,082
Saul Centers, Inc. REIT	53	2,081
Tiptree, Inc. — Class A	109	2,067
TPG RE Finance Trust, Inc. REIT	313	2,034
Bar Harbor Bankshares	68	1,996
Metrocity Bankshares, Inc.	83	1,994
P10, Inc. — Class A	195	1,993
RMR Group, Inc. — Class A	70	1,976
United Fire Group, Inc.	95	1,911
Shore Bancshares, Inc.	134	1,909
FRP Holdings, Inc.*	30	1,886
HomeTrust Bancshares, Inc.	70	1,884
Arrow Financial Corp.	66	1,844
Universal Insurance Holdings, Inc.	115	1,838
Alerus Financial Corp.	82	1,836
Burke & Herbert Financial Services Corp.	29	1,824
B Riley Financial, Inc.[1]	85	1,784
Capital City Bank Group, Inc.	60	1,766
SmartFinancial, Inc.	72	1,763
FTAI Infrastructure, Inc.	448	1,743
MidWestOne Financial Group, Inc.	64	1,722
CTO Realty Growth, Inc. REIT	99	1,716
Forge Global Holdings, Inc.*	497	1,705
ACNB Corp.	38	1,701
GCM Grosvenor, Inc. — Class A	188	1,684
Invesco Mortgage Capital, Inc. REIT	190	1,683
Capstar Financial Holdings, Inc.	89	1,668
Northeast Bank	30	1,656
One Liberty Properties, Inc. REIT	74	1,621
Carter Bankshares, Inc.*	107	1,602
Office Properties Income Trust REIT	218	1,596
Summit Financial Group, Inc.	51	1,565
South Plains Financial, Inc.	54	1,564
Bank of Marin Bancorp	71	1,563
Peoples Financial Services Corp.	32	1,558
Mid Penn Bancorp, Inc.	64	1,554
James River Group Holdings Ltd.	168	1,552
Esquire Financial Holdings, Inc.	31	1,549
Citizens & Northern Corp.	69	1,548
West BanCorp, Inc.	73	1,548
Five Star Bancorp	58	1,518
Farmers & Merchants Bancorp Incorporated/Archbold OH	61	1,513
Orchid Island Capital, Inc. REIT	178	1,501
Orion Office REIT, Inc.	259	1,481
Financial Institutions, Inc.	69	1,470

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Financial - 3.7% (continued)
LendingTree, Inc.*	48	$1,455
NewtekOne, Inc.	105	1,449
RBB Bancorp	76	1,447
First Business Financial Services, Inc.	36	1,444
Northrim BanCorp, Inc.	25	1,430
Sierra Bancorp	63	1,421
Enterprise Bancorp, Inc.	43	1,387
Home Bancorp, Inc.	33	1,386
Orange County Bancorp, Inc.	23	1,386
Bit Digital, Inc.*	327	1,383
Granite Point Mortgage Trust, Inc. REIT	231	1,372
Hingham Institution For Savings	7	1,361
Orrstown Financial Services, Inc.	46	1,357
Macatawa Bank Corp.	119	1,342
Greenlight Capital Re Ltd. — Class A*	117	1,336
Southern First Bancshares, Inc.*	35	1,298
Civista Bancshares, Inc.	70	1,291
HBT Financial, Inc.	61	1,288
Guaranty Bancshares, Inc.	38	1,278
First of Long Island Corp.	96	1,271
John Marshall Bancorp, Inc.	56	1,263
MBIA, Inc.*	206	1,261
Bridgewater Bancshares, Inc.*	93	1,257
BayCom Corp.	53	1,250
First Bancorp, Inc.	44	1,242
Postal Realty Trust, Inc. — Class A REIT	85	1,238
Red River Bancshares, Inc.	22	1,234
Fidelity D&D Bancorp, Inc.	21	1,219
Chicago Atlantic Real Estate Finance, Inc. REIT	74	1,197
Waterstone Financial, Inc.	83	1,179
Middlefield Banc Corp.	36	1,165
Primis Financial Corp.	92	1,165
Third Coast Bancshares, Inc.*	58	1,152
MVB Financial Corp.	51	1,151
Legacy Housing Corp.*	45	1,135
FS Bancorp, Inc.	30	1,109
Codorus Valley Bancorp, Inc.	43	1,105
NexPoint Diversified Real Estate Trust REIT	139	1,105
Citizens Financial Services, Inc.	17	1,100
Norwood Financial Corp.	33	1,086
Douglas Elliman, Inc.	367	1,083
Northeast Community Bancorp, Inc.	61	1,082
City Office REIT, Inc.	176	1,075
Timberland Bancorp, Inc.	34	1,070
Capital Bancorp, Inc.	44	1,065
First Bank/Hamilton NJ	72	1,058
RE/MAX Holdings, Inc. — Class A	79	1,053
FVCBankcorp, Inc.*	73	1,037
Plumas Bancorp	25	1,034
C&F Financial Corp.	15	1,023
Central Valley Community Bancorp	45	1,006
BRT Apartments Corp. REIT	54	1,004
Alpine Income Property Trust, Inc. REIT	59	998
Colony Bankcorp, Inc.	75	997
Southern States Bancshares, Inc.	34	996
Blue Foundry Bancorp*	102	986
Donegal Group, Inc. — Class A	70	979
Unity Bancorp, Inc.	33	976
Investors Title Co.	6	973
eHealth, Inc.*	111	968
Parke Bancorp, Inc.	47	952
Maiden Holdings Ltd.*	411	941
ChoiceOne Financial Services, Inc.	32	938
Ponce Financial Group, Inc.*	93	908
PCB Bancorp	49	903
Regional Management Corp.	36	903
Greene County Bancorp, Inc.	32	902
Oak Valley Bancorp	30	898
Ocwen Financial Corp.*	29	892
AFC Gamma, Inc. REIT	74	890
Star Holdings*	59	884
BCB Bancorp, Inc.	68	874
Crawford & Co. — Class A	66	870
Fidelis Insurance Holdings Ltd.*	68	862
Selectquote, Inc.*	617	845
HomeStreet, Inc.	82	845
American Coastal Insurance Corp.*	89	842
National Bankshares, Inc.	26	841
Ames National Corp.	39	832
AlTi Global, Inc.*	95	832
Princeton Bancorp, Inc.	23	826
Bankwell Financial Group, Inc.	27	815
Atlanticus Holdings Corp.*	21	812
Chemung Financial Corp.	16	797
MainStreet Bancshares, Inc.	32	794
ESSA Bancorp, Inc.	39	781
LCNB Corp.	48	757
Evans Bancorp, Inc.	24	757
Braemar Hotels & Resorts, Inc. REIT	297	742
Silvercrest Asset Management Group, Inc. — Class A	43	731
Virginia National Bankshares Corp.	21	722
Stratus Properties, Inc.*	25	721
First Western Financial, Inc.*	36	714
First Community Corp.	33	710
Penns Woods Bancorp, Inc.	31	698
Velocity Financial, Inc.*	40	689
USCB Financial Holdings, Inc.*	48	588
Nexpoint Real Estate Finance, Inc. REIT	37	583
Angel Oak Mortgage REIT, Inc.	53	562
Sterling Bancorp, Inc.*	95	548
Maui Land & Pineapple Company, Inc.*	34	540
Pioneer Bancorp, Inc.*	53	531
Security National Financial Corp. — Class A*	57	510
Luther Burbank Corp.*	46	493
NI Holdings, Inc.*	37	481
Bank7 Corp.	17	465
Hippo Holdings, Inc.*	47	429
Paysign, Inc.*	148	414

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Financial - 3.7% (continued)
Kingsway Financial Services, Inc.*	48	$403
Consumer Portfolio Services, Inc.*	42	394
Clipper Realty, Inc. REIT	58	313
Transcontinental Realty Investors, Inc.*	9	311
SWK Holdings Corp.*	17	298
Finance of America Companies, Inc. — Class A*	242	266
OppFi, Inc.*	49	251
Blue Ridge Bankshares, Inc.	80	242
GoHealth, Inc. — Class A*	18	240
American Realty Investors, Inc.*	7	122
Total Financial		2,516,439
Industrial - 2.5%
Simpson Manufacturing Company, Inc.	193	38,210
UFP Industries, Inc.	271	34,024
Comfort Systems USA, Inc.	159	32,701
Fabrinet*	166	31,595
Applied Industrial Technologies, Inc.	174	30,048
Atkore, Inc.*	170	27,200
Novanta, Inc.*	161	27,114
Chart Industries, Inc.*	191	26,039
Watts Water Technologies, Inc. — Class A	123	25,626
Fluor Corp.*	643	25,186
Mueller Industries, Inc.	506	23,858
Boise Cascade Co.	179	23,155
AAON, Inc.	306	22,604
Casella Waste Systems, Inc. — Class A*	252	21,536
Federal Signal Corp.	271	20,796
Summit Materials, Inc. — Class A*	538	20,692
Badger Meter, Inc.	133	20,531
Exponent, Inc.	229	20,161
Franklin Electric Company, Inc.	208	20,103
SPX Technologies, Inc.*	199	20,101
Zurn Elkay Water Solutions Corp.	667	19,616
GATX Corp.	160	19,235
EnerSys	186	18,779
Moog, Inc. — Class A	128	18,532
Advanced Energy Industries, Inc.	170	18,516
Arcosa, Inc.	219	18,098
Terex Corp.	304	17,468
Matson, Inc.	155	16,988
Knife River Corp.*	255	16,876
Itron, Inc.*	206	15,555
Hillenbrand, Inc.	313	14,977
Enpro, Inc.	95	14,890
Kadant, Inc.	53	14,856
Dycom Industries, Inc.*	129	14,847
Belden, Inc.	192	14,832
Encore Wire Corp.	68	14,525
John Bean Technologies Corp.	144	14,321
CSW Industrials, Inc.	69	14,311
AeroVironment, Inc.*	113	14,242
Vishay Intertechnology, Inc.	584	13,999
Modine Manufacturing Co.*	233	13,910
Albany International Corp. — Class A	141	13,849
ESCO Technologies, Inc.	116	13,576
Scorpio Tankers, Inc.	222	13,498
Plexus Corp.*	124	13,408
Sanmina Corp.*	261	13,408
Cactus, Inc. — Class A	291	13,211
Frontdoor, Inc.*	373	13,137
ArcBest Corp.	109	13,103
Hub Group, Inc. — Class A*	142	13,055
Bloom Energy Corp. — Class A*	872	12,906
RXO, Inc.*	526	12,235
Werner Enterprises, Inc.	287	12,160
Materion Corp.	93	12,102
Sterling Infrastructure, Inc.*	135	11,871
O-I Glass, Inc.*	703	11,515
Kratos Defense & Security Solutions, Inc.*	567	11,504
Griffon Corp.	188	11,459
Gibraltar Industries, Inc.*	138	10,899
MYR Group, Inc.*	74	10,703
Golar LNG Ltd.	459	10,552
NEXTracker, Inc. — Class A*	224	10,494
PGT Innovations, Inc.*	256	10,419
Energizer Holdings, Inc.	324	10,264
Granite Construction, Inc.	200	10,172
Mueller Water Products, Inc. — Class A	703	10,123
Trinity Industries, Inc.	368	9,785
AAR Corp.*	156	9,734
Alamo Group, Inc.	45	9,459
Kennametal, Inc.	365	9,413
Mirion Technologies, Inc.*	907	9,297
OSI Systems, Inc.*	72	9,292
Masterbrand, Inc.*	587	8,717
Masonite International Corp.*	100	8,466
Standex International Corp.	53	8,394
International Seaways, Inc.	184	8,368
Joby Aviation, Inc.*	1,255	8,346
Hillman Solutions Corp.*	880	8,105
Worthington Enterprises, Inc.	139	7,999
Primoris Services Corp.	240	7,970
Construction Partners, Inc. — Class A*	182	7,921
Enerpac Tool Group Corp.	254	7,897
Tennant Co.	84	7,786
Enovix Corp.*	620	7,762
Forward Air Corp.	118	7,419
TTM Technologies, Inc.*	463	7,320
Knowles Corp.*	407	7,289
JELD-WEN Holding, Inc.*	385	7,269
Barnes Group, Inc.	222	7,244
Greif, Inc. — Class A	110	7,215
Rocket Lab USA, Inc.*	1,251	6,918
NV5 Global, Inc.*	62	6,889
American Woodmark Corp.*	74	6,871
Helios Technologies, Inc.	148	6,712
AZZ, Inc.	112	6,506
Lindsay Corp.	50	6,458
Dorian LPG Ltd.	145	6,361
Leonardo DRS, Inc.*	310	6,212
CTS Corp.	142	6,211
World Kinect Corp.	268	6,105
Greenbrier Companies, Inc.	138	6,097

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Industrial - 2.5% (continued)
DHT Holdings, Inc.	621	$6,092
SFL Corporation Ltd.	521	5,877
Xometry, Inc. — Class A*	154	5,530
Marten Transport Ltd.	263	5,518
Golden Ocean Group Ltd.	557	5,436
Teekay Tankers Ltd. — Class A	108	5,397
Apogee Enterprises, Inc.	100	5,341
Janus International Group, Inc.*	384	5,011
Columbus McKinnon Corp.	128	4,995
Thermon Group Holdings, Inc.*	151	4,918
Napco Security Technologies, Inc.	143	4,898
Triumph Group, Inc.*	292	4,841
TriMas Corp.	188	4,762
Energy Recovery, Inc.*	252	4,748
Proto Labs, Inc.*	119	4,636
TimkenSteel Corp.*	197	4,620
Vicor Corp.*	100	4,494
Air Transport Services Group, Inc.*	255	4,490
Benchmark Electronics, Inc.	160	4,422
Ryerson Holding Corp.	126	4,370
Ichor Holdings Ltd.*	129	4,338
Archer Aviation, Inc. — Class A*	690	4,237
Montrose Environmental Group, Inc.*	126	4,048
FLEX LNG Ltd.	135	3,923
Nordic American Tankers Ltd.	929	3,902
Astec Industries, Inc.	103	3,832
Gorman-Rupp Co.	104	3,695
Aspen Aerogels, Inc.*	231	3,645
Powell Industries, Inc.	41	3,624
Sturm Ruger & Company, Inc.	79	3,591
Insteel Industries, Inc.	85	3,255
Myers Industries, Inc.	165	3,226
Enviri Corp.*	357	3,213
Genco Shipping & Trading Ltd.	190	3,152
Bel Fuse, Inc. — Class B	47	3,138
Hyster-Yale Materials Handling, Inc.	49	3,047
Kaman Corp.	127	3,042
Heartland Express, Inc.	212	3,023
Olympic Steel, Inc.	45	3,001
IES Holdings, Inc.*	37	2,931
Kimball Electronics, Inc.*	108	2,911
Cadre Holdings, Inc.	88	2,894
CryoPort, Inc.*	182	2,819
Smith & Wesson Brands, Inc.	207	2,807
Clearwater Paper Corp.*	76	2,745
CECO Environmental Corp.*	134	2,718
nLight, Inc.*	200	2,700
Argan, Inc.	57	2,667
SmartRent, Inc.*	834	2,661
Ducommun, Inc.*	51	2,655
Manitowoc Company, Inc.*	158	2,637
Ardmore Shipping Corp.	186	2,621
Pactiv Evergreen, Inc.	181	2,482
Mesa Laboratories, Inc.	23	2,410
Evolv Technologies Holdings, Inc.*	510	2,407
Stoneridge, Inc.*	120	2,348
Eagle Bulk Shipping, Inc.	42	2,327
LSB Industries, Inc.*	249	2,318
Great Lakes Dredge & Dock Corp.*	297	2,281
DXP Enterprises, Inc.*	65	2,191
Costamare, Inc.	209	2,176
PureCycle Technologies, Inc.*,1	526	2,130
MicroVision, Inc.*	800	2,128
Astronics Corp.*	118	2,056
Teekay Corp.*	278	1,988
GoPro, Inc. — Class A*	566	1,964
GrafTech International Ltd.	877	1,921
FARO Technologies, Inc.*	85	1,915
Limbach Holdings, Inc.*	42	1,910
National Presto Industries, Inc.	23	1,847
Covenant Logistics Group, Inc. — Class A	39	1,795
Allient, Inc.	58	1,752
Cadeler A/S ADR*	95	1,748
Tutor Perini Corp.*	192	1,747
Atmus Filtration Technologies, Inc.*,1	74	1,738
NVE Corp.	22	1,726
LSI Industries, Inc.	118	1,661
Bowman Consulting Group Ltd.*	45	1,598
Greif, Inc. — Class B	23	1,518
Daseke, Inc.*	183	1,482
AerSale Corp.*	116	1,473
Overseas Shipholding Group, Inc. — Class A	261	1,375
Northwest Pipe Co.*	45	1,362
Pangaea Logistics Solutions Ltd.	165	1,359
Park Aerospace Corp.	84	1,235
Safe Bulkers, Inc.	304	1,195
Ranpak Holdings Corp.*	196	1,141
908 Devices, Inc.*	99	1,111
Radiant Logistics, Inc.*	167	1,109
Luxfer Holdings plc	124	1,109
Omega Flex, Inc.	15	1,058
Comtech Telecommunications Corp.	123	1,037
Park-Ohio Holdings Corp.	38	1,024
Eastman Kodak Co.*	258	1,006
Iteris, Inc.*	193	1,004
Concrete Pumping Holdings, Inc.*	117	959
Pure Cycle Corp.*	88	921
Universal Logistics Holdings, Inc.	31	869
AMMO, Inc.*	408	857
NuScale Power Corp.*	242	796
Turtle Beach Corp.*	71	777
Gencor Industries, Inc.*	48	775
Mayville Engineering Company, Inc.*	50	721
Blink Charging Co.*	209	708
Mistras Group, Inc.*	94	688
Core Molding Technologies, Inc.*	35	648
Karat Packaging, Inc.	26	646
Tredegar Corp.	119	644
Willis Lease Finance Corp.*	13	636
Eve Holding, Inc.*	82	600
PAM Transportation Services, Inc.*	28	582

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Industrial - 2.5% (continued)
Sight Sciences, Inc.*	98	$506
Intevac, Inc.*	115	497
ESS Tech, Inc.*	413	471
LanzaTech Global, Inc.*	93	468
Latham Group, Inc.*	176	463
Transphorm, Inc.*	122	445
SKYX Platforms Corp.*	257	411
Babcock & Wilcox Enterprises, Inc.*	266	388
374Water, Inc.*	268	381
Li-Cycle Holdings Corp.*,1	624	365
Himalaya Shipping Ltd.*	39	264
Akoustis Technologies, Inc.*	313	261
INNOVATE Corp.*	208	256
NL Industries, Inc.	38	213
Amprius Technologies, Inc.*	24	127
Redwire Corp.*	36	103
Southland Holdings, Inc.*	17	88
Charge Enterprises, Inc.*	609	70
Total Industrial		1,713,943
Consumer, Cyclical - 1.9%
Light & Wonder, Inc. — Class A*	411	33,747
Meritage Homes Corp.	164	28,569
Taylor Morrison Home Corp. — Class A*	465	24,808
Carvana Co.*	432	22,870
Beacon Roofing Supply, Inc.*	260	22,625
Signet Jewelers Ltd.	201	21,559
Academy Sports & Outdoors, Inc.	325	21,450
Asbury Automotive Group, Inc.*	93	20,922
KB Home	326	20,362
Installed Building Products, Inc.	107	19,562
Abercrombie & Fitch Co. — Class A*	221	19,497
Group 1 Automotive, Inc.	61	18,589
FirstCash Holdings, Inc.	170	18,426
Goodyear Tire & Rubber Co.*	1,269	18,172
Skyline Champion Corp.*	241	17,897
American Eagle Outfitters, Inc.	827	17,499
M/I Homes, Inc.*	122	16,804
Visteon Corp.*	127	15,862
Kontoor Brands, Inc.	252	15,730
Adient plc*	430	15,635
Tri Pointe Homes, Inc.*	432	15,293
GMS, Inc.*	185	15,250
Hilton Grand Vacations, Inc.*	368	14,786
MDC Holdings, Inc.	266	14,696
Steven Madden Ltd.	341	14,322
Rush Enterprises, Inc. — Class A	282	14,185
LCI Industries	112	14,079
Cavco Industries, Inc.*	39	13,518
International Game Technology plc	489	13,403
Fox Factory Holding Corp.*	192	12,956
Shake Shack, Inc. — Class A*	171	12,675
LGI Homes, Inc.*	94	12,517
Resideo Technologies, Inc.*	663	12,478
UniFirst Corp.	68	12,438
Century Communities, Inc.	129	11,757
Foot Locker, Inc.	372	11,588
Red Rock Resorts, Inc. — Class A	215	11,466
Papa John’s International, Inc.	148	11,282
Bloomin’ Brands, Inc.	397	11,176
Urban Outfitters, Inc.*	289	10,314
Boot Barn Holdings, Inc.*	134	10,286
Dorman Products, Inc.*	119	9,926
Sonos, Inc.*	575	9,855
Patrick Industries, Inc.	97	9,734
Winnebago Industries, Inc.	132	9,620
SkyWest, Inc.*	182	9,500
Topgolf Callaway Brands Corp.*	651	9,335
Acushnet Holdings Corp.	141	8,907
PriceSmart, Inc.	117	8,866
MillerKnoll, Inc.	331	8,831
Dave & Buster’s Entertainment, Inc.*	163	8,778
HNI Corp.	209	8,742
SeaWorld Entertainment, Inc.*	164	8,664
Dana, Inc.	590	8,620
Brinker International, Inc.*	199	8,593
ODP Corp.*	148	8,332
JetBlue Airways Corp.*	1,490	8,270
Six Flags Entertainment Corp.*	327	8,201
Spirit Airlines, Inc.	497	8,146
Gentherm, Inc.*	150	7,854
Atlanta Braves Holdings, Inc. — Class C*	198	7,837
Cracker Barrel Old Country Store, Inc.	100	7,708
Cheesecake Factory, Inc.	220	7,702
H&E Equipment Services, Inc.	146	7,639
Jack in the Box, Inc.	93	7,592
Vista Outdoor, Inc.*	255	7,540
National Vision Holdings, Inc.*	352	7,367
La-Z-Boy, Inc.	197	7,273
OPENLANE, Inc.*	489	7,242
Hanesbrands, Inc.*	1,586	7,074
Cinemark Holdings, Inc.*	498	7,017
Oxford Industries, Inc.	68	6,800
Aurora Innovation, Inc.*	1,519	6,638
Buckle, Inc.	138	6,558
Dillard’s, Inc. — Class A	16	6,458
Sally Beauty Holdings, Inc.*	486	6,454
G-III Apparel Group Ltd.*	186	6,320
Green Brick Partners, Inc.*	119	6,181
Allegiant Travel Co. — Class A	72	5,948
Madison Square Garden Entertainment Corp.*	178	5,659
Leslie’s, Inc.*	804	5,556
Wabash National Corp.	215	5,508
XPEL, Inc.*	102	5,493
Winmark Corp.	13	5,428
Warby Parker, Inc. — Class A*	384	5,414
Steelcase, Inc. — Class A	399	5,394
Lions Gate Entertainment Corp. — Class B*	524	5,339
OneSpaWorld Holdings Ltd.*	376	5,302
Sovos Brands, Inc.*	230	5,067
indie Semiconductor, Inc. — Class A*	624	5,061
Malibu Boats, Inc. — Class A*	92	5,043
Camping World Holdings, Inc. — Class A	189	4,963
Sweetgreen, Inc. — Class A*	437	4,938
Caleres, Inc.	157	4,825
iRobot Corp.*	124	4,799

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Consumer, Cyclical - 1.9% (continued)
American Axle & Manufacturing Holdings, Inc.*	517	$4,555
BlueLinx Holdings, Inc.*	40	4,532
ScanSource, Inc.*	114	4,516
Beazer Homes USA, Inc.*	133	4,494
Nu Skin Enterprises, Inc. — Class A	226	4,389
Everi Holdings, Inc.*	382	4,305
Monarch Casino & Resort, Inc.	61	4,218
MRC Global, Inc.*	380	4,184
Luminar Technologies, Inc.*,1	1,223	4,121
Chico’s FAS, Inc.*	542	4,108
Hibbett, Inc.	57	4,105
Sonic Automotive, Inc. — Class A	71	3,991
Dream Finders Homes, Inc. — Class A*	110	3,908
Standard Motor Products, Inc.	96	3,822
MarineMax, Inc.*	97	3,773
VSE Corp.	58	3,747
BJ’s Restaurants, Inc.*	103	3,709
Bluegreen Vacations Holding Corp.[1]	49	3,681
Golden Entertainment, Inc.	92	3,673
Methode Electronics, Inc.	160	3,637
Virgin Galactic Holdings, Inc.*	1,473	3,609
Titan International, Inc.*	237	3,527
Dine Brands Global, Inc.	71	3,525
PC Connection, Inc.	52	3,495
Hovnanian Enterprises, Inc. — Class A*	22	3,424
Ethan Allen Interiors, Inc.	103	3,288
Hawaiian Holdings, Inc.*	231	3,280
Interface, Inc. — Class A	259	3,269
Chuy’s Holdings, Inc.*	82	3,135
Wolverine World Wide, Inc.	352	3,129
Arko Corp.	373	3,077
Blue Bird Corp.*	114	3,073
Portillo’s, Inc. — Class A*	192	3,059
IMAX Corp.*	203	3,049
Life Time Group Holdings, Inc.*	202	3,046
Douglas Dynamics, Inc.	102	3,027
Guess?, Inc.	130	2,998
Clean Energy Fuels Corp.*	768	2,941
Lions Gate Entertainment Corp. — Class A*	264	2,878
Forestar Group, Inc.*	83	2,745
Sun Country Airlines Holdings, Inc.*	171	2,690
Titan Machinery, Inc.*	93	2,686
Hudson Technologies, Inc.*	198	2,671
Vizio Holding Corp. — Class A*	343	2,641
A-Mark Precious Metals, Inc.	86	2,601
REV Group, Inc.	143	2,598
RCI Hospitality Holdings, Inc.	39	2,584
Accel Entertainment, Inc.*	244	2,506
Denny’s Corp.*	230	2,502
Nikola Corp.*,1	2,686	2,350
Haverty Furniture Companies, Inc.	66	2,343
Shoe Carnival, Inc.	76	2,296
Global Industrial Co.	59	2,292
Rush Enterprises, Inc. — Class B	42	2,225
Miller Industries, Inc.	50	2,114
Xperi, Inc.*	191	2,105
Movado Group, Inc.	69	2,080
Savers Value Village, Inc.*	117	2,034
First Watch Restaurant Group, Inc.*	100	2,010
Kura Sushi USA, Inc. — Class A*	26	1,976
America’s Car-Mart, Inc.*	26	1,970
Super Group SGHC Ltd.*	617	1,956
Genesco, Inc.*	55	1,937
Atlanta Braves Holdings, Inc. — Class A*	45	1,925
Shyft Group, Inc.	156	1,906
Bally’s Corp.*	133	1,854
MasterCraft Boat Holdings, Inc.*	79	1,789
Lindblad Expeditions Holdings, Inc.*	158	1,781
OneWater Marine, Inc. — Class A*	52	1,757
Designer Brands, Inc. — Class A	194	1,717
EVgo, Inc.*,1	460	1,647
Lovesac Co.*	63	1,610
Marcus Corp.	110	1,604
Fisker, Inc.*	888	1,554
Cooper-Standard Holdings, Inc.*	76	1,485
Zumiez, Inc.*	72	1,465
Xponential Fitness, Inc. — Class A*	112	1,444
Daktronics, Inc.*	170	1,442
Sleep Number Corp.*	97	1,438
Build-A-Bear Workshop, Inc. — Class A	60	1,379
Microvast Holdings, Inc.*	965	1,351
Carrols Restaurant Group, Inc.	166	1,308
Hooker Furnishings Corp.	50	1,304
Johnson Outdoors, Inc. — Class A	24	1,282
Rush Street Interactive, Inc.*	285	1,280
Children’s Place, Inc.*	54	1,254
Potbelly Corp.*	118	1,230
Funko, Inc. — Class A*	157	1,214
JAKKS Pacific, Inc.*	33	1,173
Holley, Inc.*	239	1,164
El Pollo Loco Holdings, Inc.*	129	1,138
Destination XL Group, Inc.*	252	1,109
Bowlero Corp. — Class A*	76	1,076
SES AI Corp.*	565	1,034
Commercial Vehicle Group, Inc.*	145	1,016
Solid Power, Inc.*	701	1,016
Big Lots, Inc.	129	1,005
Rocky Brands, Inc.	32	966
Tile Shop Holdings, Inc.*	130	957
Global Business Travel Group I*	146	942
Frontier Group Holdings, Inc.*	172	939
Vera Bradley, Inc.*	119	916
Clarus Corp.	132	910
Escalade, Inc.	45	904
Red Robin Gourmet Burgers, Inc.*	72	898
Weyco Group, Inc.	27	847
Landsea Homes Corp.*	61	802
Full House Resorts, Inc.*	149	800
Tilly’s, Inc. — Class A*	101	762
Snap One Holdings Corp.*	83	740
ThredUp, Inc. — Class A*	325	731

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Consumer, Cyclical - 1.9% (continued)
Sportsman’s Warehouse Holdings, Inc.*	171	$728
PetMed Express, Inc.	93	703
GrowGeneration Corp.*	266	668
TuSimple Holdings, Inc. — Class A*	747	656
Reservoir Media, Inc.*	90	642
Big 5 Sporting Goods Corp.	97	615
ONE Group Hospitality, Inc.*	99	606
Century Casinos, Inc.*	124	605
Noodles & Co.*	182	573
VOXX International Corp. — Class A*	53	566
Livewire Group, Inc.*	50	566
Cato Corp. — Class A	79	564
Hyliion Holdings Corp.*	668	544
J Jill, Inc.*	21	541
EVI Industries, Inc.	21	498
Biglari Holdings, Inc. — Class B*	3	495
Traeger, Inc.*	159	434
Marine Products Corp.	38	433
Duluth Holdings, Inc. — Class B*	61	328
Torrid Holdings, Inc.*	55	317
Fossil Group, Inc.*	215	314
Aeva Technologies, Inc.*	360	273
Workhorse Group, Inc.*	751	270
Purple Innovation, Inc.	247	254
Lazydays Holdings, Inc.*	34	240
United Homes Group, Inc.*	28	236
CompX International, Inc.	7	177
Envela Corp.*	34	165
Loop Media, Inc.*	165	165
Qurate Retail, Inc. — Class B*	6	39
Dragonfly Energy Holdings Corp.*	69	37
Total Consumer, Cyclical		1,338,287
Technology - 1.9%
Super Micro Computer, Inc.*	209	59,410
MicroStrategy, Inc. — Class A*	55	34,739
Onto Innovation, Inc.*	221	33,791
Rambus, Inc.*	491	33,511
Qualys, Inc.*	168	32,975
SPS Commerce, Inc.*	165	31,984
Duolingo, Inc.*	129	29,264
Tenable Holdings, Inc.*	514	23,675
Maximus, Inc.	275	23,061
Insight Enterprises, Inc.*	129	22,858
MACOM Technology Solutions Holdings, Inc.*	245	22,773
ExlService Holdings, Inc.*	730	22,520
Workiva, Inc.*	221	22,438
Varonis Systems, Inc.*	492	22,278
Power Integrations, Inc.	256	21,020
Altair Engineering, Inc. — Class A*	243	20,448
ASGN, Inc.*	212	20,388
Synaptics, Inc.*	178	20,306
Axcelis Technologies, Inc.*	147	19,064
Silicon Laboratories, Inc.*	143	18,915
Freshworks, Inc. — Class A*	733	17,218
Blackbaud, Inc.*	197	17,080
Amkor Technology, Inc.	505	16,801
Evolent Health, Inc. — Class A*	498	16,449
Diodes, Inc.*	204	16,426
Box, Inc. — Class A*	638	16,339
BlackLine, Inc.*	255	15,922
CommVault Systems, Inc.*	199	15,890
Rapid7, Inc.*	272	15,531
Appfolio, Inc. — Class A*	87	15,072
ACI Worldwide, Inc.*	491	15,025
FormFactor, Inc.*	349	14,557
Verra Mobility Corp.*	632	14,555
Kulicke & Soffa Industries, Inc.	251	13,735
Sprout Social, Inc. — Class A*	216	13,271
Braze, Inc. — Class A*	236	12,539
Parsons Corp.*	187	11,727
Privia Health Group, Inc.*	499	11,492
Envestnet, Inc.*	227	11,241
Progress Software Corp.	197	10,697
DigitalOcean Holdings, Inc.*	287	10,530
C3.ai, Inc. — Class A*,1	365	10,479
Ambarella, Inc.*	165	10,113
Fastly, Inc. — Class A*	537	9,559
Xerox Holdings Corp.	520	9,532
SiTime Corp.*	78	9,522
Impinj, Inc.*	104	9,363
IonQ, Inc.*	728	9,020
PagerDuty, Inc.*	386	8,936
Schrodinger Incorporated/United States*	247	8,843
ACV Auctions, Inc. — Class A*	575	8,711
Photronics, Inc.*	276	8,658
AvidXchange Holdings, Inc.*	676	8,376
MaxLinear, Inc. — Class A*	338	8,034
PROS Holdings, Inc.*	202	7,836
Clear Secure, Inc. — Class A	377	7,785
Agilysys, Inc.*	91	7,719
Verint Systems, Inc.*	281	7,595
CSG Systems International, Inc.	141	7,503
Cohu, Inc.*	211	7,467
Veeco Instruments, Inc.*	230	7,137
Appian Corp. — Class A*	186	7,005
Donnelley Financial Solutions, Inc.*	112	6,985
Ultra Clean Holdings, Inc.*	201	6,862
Asana, Inc. — Class A*	360	6,844
NetScout Systems, Inc.*	309	6,783
Semtech Corp.*	289	6,332
Adeia, Inc.	484	5,997
PowerSchool Holdings, Inc. — Class A*	254	5,984
Jamf Holding Corp.*	316	5,707
AvePoint, Inc.*	667	5,476
Zeta Global Holdings Corp. — Class A*	607	5,354
Phreesia, Inc.*	231	5,348
PAR Technology Corp.*	121	5,268
Zuora, Inc. — Class A*	560	5,264
Veradigm, Inc.*	488	5,119
EngageSmart, Inc.*	220	5,038
Intapp, Inc.*	124	4,714
Model N, Inc.*	169	4,551
Everbridge, Inc.*	184	4,473
PDF Solutions, Inc.*	139	4,467
Alkami Technology, Inc.*	179	4,341
ACM Research, Inc. — Class A*	218	4,260
N-able, Inc.*	317	4,200
SMART Global Holdings, Inc.*	219	4,146

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Technology - 1.9% (continued)
Digi International, Inc.*	159	$4,134
Sapiens International Corporation N.V.	139	4,023
Amplitude, Inc. — Class A*	306	3,892
Navitas Semiconductor Corp.*	462	3,728
3D Systems Corp.*	577	3,664
Cerence, Inc.*	183	3,598
Pitney Bowes, Inc.	794	3,493
E2open Parent Holdings, Inc.*	765	3,358
Grid Dynamics Holdings, Inc.*	251	3,346
Alignment Healthcare, Inc.*	385	3,315
Simulations Plus, Inc.	72	3,222
PubMatic, Inc. — Class A*	196	3,197
Integral Ad Science Holding Corp.*	216	3,108
Aehr Test Systems*	117	3,104
Matterport, Inc.*	1,135	3,053
BigCommerce Holdings, Inc.*	304	2,958
MeridianLink, Inc.*	119	2,948
Digital Turbine, Inc.*	428	2,936
SolarWinds Corp.*	231	2,885
Yext, Inc.*	484	2,851
Conduent, Inc.*	779	2,843
Alpha & Omega Semiconductor Ltd.*	105	2,736
Vimeo, Inc.*	689	2,701
Olo, Inc. — Class A*	468	2,677
Mitek Systems, Inc.*	193	2,517
CEVA, Inc.*	105	2,385
Instructure Holdings, Inc.*	88	2,377
Consensus Cloud Solutions, Inc.*	90	2,359
Corsair Gaming, Inc.*	167	2,355
Health Catalyst, Inc.*	253	2,343
Digimarc Corp.*	64	2,312
Daily Journal Corp.*	6	2,045
Definitive Healthcare Corp.*	204	2,028
Thoughtworks Holding, Inc.*	419	2,015
OneSpan, Inc.*	181	1,940
SEMrush Holdings, Inc. — Class A*	142	1,940
8x8, Inc.*	512	1,935
Cantaloupe, Inc.*	259	1,919
Vishay Precision Group, Inc.*	56	1,908
TTEC Holdings, Inc.	88	1,907
Planet Labs PBC*	757	1,870
Weave Communications, Inc.*	148	1,697
Unisys Corp.*	301	1,692
American Software, Inc. — Class A	144	1,627
Bandwidth, Inc. — Class A*	106	1,534
Sharecare, Inc.*	1,388	1,499
Domo, Inc. — Class B*	139	1,430
Cricut, Inc. — Class A	216	1,423
Cardlytics, Inc.*	153	1,409
PlayAGS, Inc.*	167	1,408
SoundHound AI, Inc. — Class A*,1	622	1,319
Outset Medical, Inc.*	224	1,212
EverCommerce, Inc.*	106	1,169
ON24, Inc.	148	1,166
Enfusion, Inc. — Class A*	116	1,125
NextNav, Inc.*	245	1,090
LivePerson, Inc.*	287	1,088
Playstudios, Inc.*	387	1,049
Climb Global Solutions, Inc.	19	1,042
Immersion Corp.	142	1,002
Red Violet, Inc.*	50	998
Inspired Entertainment, Inc.*	98	968
Desktop Metal, Inc. — Class A*	1,259	946
IBEX Holdings Ltd.*	49	931
Innodata, Inc.*	114	928
HireRight Holdings Corp.*	68	915
Asure Software, Inc.*	86	819
Outbrain, Inc.*	186	815
eGain Corp.*	97	808
CS Disco, Inc.*	102	774
SkyWater Technology, Inc.*	80	770
Kaltura, Inc.*	376	733
Computer Programs and Systems, Inc.*	65	728
Rimini Street, Inc.*	221	723
Richardson Electronics Ltd.	54	721
Atomera, Inc.*	96	673
inTEST Corp.*	49	666
Expensify, Inc. — Class A*	250	617
Rackspace Technology, Inc.*	285	570
Vuzix Corp.*	267	557
Brightcove, Inc.*	195	505
CoreCard Corp.*	33	456
Viant Technology, Inc. — Class A*	65	448
Tingo Group, Inc.*	552	381
Skillsoft Corp.*	18	316
BigBear.ai Holdings, Inc.*	121	259
System1, Inc.*	112	249
Veritone, Inc.*	119	215
Velo3D, Inc.*	403	160
CXApp, Inc.*	9	12
Presto Automation, Inc.*	14	7
Total Technology		1,297,795
Energy - 1.1%
Chord Energy Corp.	189	31,417
Weatherford International plc*	321	31,403
Matador Resources Co.	511	29,055
Murphy Oil Corp.	670	28,582
ChampionX Corp.	879	25,676
Civitas Resources, Inc.	363	24,822
Noble Corporation plc	499	24,032
Permian Resources Corp.	1,757	23,895
PBF Energy, Inc. — Class A	501	22,024
SM Energy Co.	531	20,560
Equitrans Midstream Corp.	1,968	20,034
Valaris Ltd.*	277	18,994
Alpha Metallurgical Resources, Inc.	52	17,624
Patterson-UTI Energy, Inc.	1,593	17,204
Magnolia Oil & Gas Corp. — Class A	806	17,160
California Resources Corp.	313	17,115
Helmerich & Payne, Inc.	439	15,901
Tidewater, Inc.*	215	15,504
Northern Oil and Gas, Inc.	395	14,643
Warrior Met Coal, Inc.	234	14,267
CNX Resources Corp.*	704	14,080
Kosmos Energy Ltd.*	2,057	13,802
CONSOL Energy, Inc.	137	13,773
Arch Resources, Inc.	82	13,607

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Energy - 1.1% (continued)
Liberty Energy, Inc. — Class A	738	$13,387
Peabody Energy Corp.	513	12,476
Shoals Technologies Group, Inc. — Class A*	776	12,059
Array Technologies, Inc.*	682	11,458
Seadrill Ltd.*	229	10,827
Archrock, Inc.	629	9,687
Oceaneering International, Inc.*	455	9,682
Par Pacific Holdings, Inc.*	250	9,093
Callon Petroleum Co.*	277	8,975
Sitio Royalties Corp. — Class A	365	8,581
Delek US Holdings, Inc.	294	7,585
Borr Drilling Ltd.*	990	7,286
Talos Energy, Inc.*	496	7,058
Sunnova Energy International, Inc.*	457	6,969
Helix Energy Solutions Group, Inc.*	651	6,692
Gulfport Energy Corp.*	50	6,660
Green Plains, Inc.*	263	6,633
Expro Group Holdings N.V.*	399	6,352
Fluence Energy, Inc.*	259	6,177
Diamond Offshore Drilling, Inc.*	461	5,993
NOW, Inc.*	480	5,434
Vital Energy, Inc.*	105	4,776
Crescent Energy Co. — Class A	346	4,571
CVR Energy, Inc.	134	4,060
SunCoke Energy, Inc.	378	4,060
US Silica Holdings, Inc.*	341	3,857
Core Laboratories, Inc.	212	3,744
Comstock Resources, Inc.	416	3,682
ProPetro Holding Corp.*	433	3,629
Dril-Quip, Inc.*	154	3,584
Nabors Industries Ltd.*	41	3,347
REX American Resources Corp.*	70	3,311
Bristow Group, Inc.*	107	3,025
FuelCell Energy, Inc.*	1,844	2,950
RPC, Inc.	385	2,803
Select Water Solutions, Inc. — Class A	366	2,778
Montauk Renewables, Inc.*	302	2,691
Kinetik Holdings, Inc. — Class A	78	2,605
TETRA Technologies, Inc.*	567	2,563
Stem, Inc.*	644	2,499
Vitesse Energy, Inc.	113	2,474
Berry Corp.	345	2,425
SilverBow Resources, Inc.*	80	2,326
Newpark Resources, Inc.*	337	2,238
VAALCO Energy, Inc.	488	2,191
SandRidge Energy, Inc.	144	1,968
Oil States International, Inc.*	285	1,935
SunPower Corp. — Class A*	395	1,908
Tellurian, Inc.*	2,401	1,814
Ramaco Resources, Inc. — Class A	102	1,752
NextDecade Corp.*	350	1,670
DMC Global, Inc.*	88	1,656
W&T Offshore, Inc.	445	1,451
Kodiak Gas Services, Inc.	69	1,385
SEACOR Marine Holdings, Inc.*	109	1,372
Atlas Energy Solutions, Inc.	74	1,274
Excelerate Energy, Inc. — Class A	82	1,268
Gevo, Inc.*	1,058	1,227
Aris Water Solutions, Inc. — Class A	135	1,133
Solaris Oilfield Infrastructure, Inc. — Class A	139	1,106
Riley Exploration Permian, Inc.	40	1,090
Energy Vault Holdings, Inc.*	444	1,035
Vertex Energy, Inc.*	294	997
Forum Energy Technologies, Inc.*	44	975
Amplify Energy Corp.*	164	973
ProFrac Holding Corp. — Class A*	109	924
Hallador Energy Co.*	103	911
Evolution Petroleum Corp.	143	831
Maxeon Solar Technologies Ltd.*	114	817
Ring Energy, Inc.*	543	793
TPI Composites, Inc.*	190	787
FutureFuel Corp.	118	717
Ranger Energy Services, Inc.	70	716
Granite Ridge Resources, Inc.	118	710
NACCO Industries, Inc. — Class A	19	693
HighPeak Energy, Inc.	48	684
KLX Energy Services Holdings, Inc.*	57	642
Eos Energy Enterprises, Inc.*	487	531
Empire Petroleum Corp.*	46	506
Mammoth Energy Services, Inc.*	105	468
PrimeEnergy Resources Corp.*	3	319
Ramaco Resources, Inc. — Class B	20	266
Enviva, Inc.	142	141
Verde Clean Fuels, Inc.*	4	9
Total Energy		779,881
Communications - 0.6%
Cogent Communications Holdings, Inc.	197	14,908
Yelp, Inc. — Class A*	305	14,439
Ziff Davis, Inc.*	213	14,311
TEGNA, Inc.	910	13,923
InterDigital, Inc.	121	13,133
DigitalBridge Group, Inc.	732	12,839
Calix, Inc.*	267	11,665
Q2 Holdings, Inc.*	258	11,200
Opendoor Technologies, Inc.*	2,458	11,012
Cargurus, Inc.*	443	10,703
Perficient, Inc.*	155	10,202
Extreme Networks, Inc.*	571	10,073
Viavi Solutions, Inc.*	997	10,040
Credo Technology Group Holding Ltd.*	515	10,027
ePlus, Inc.*	120	9,581
EchoStar Corp. — Class A*	547	9,064
Upwork, Inc.*	560	8,327
Lumen Technologies, Inc.*	4,526	8,283
Telephone & Data Systems, Inc.	448	8,221
Squarespace, Inc. — Class A*	227	7,493
Bumble, Inc. — Class A*	458	6,751
Harmonic, Inc.*	498	6,494
Globalstar, Inc.*	3,110	6,033
Cars.com, Inc.*	301	5,710
Magnite, Inc.*	606	5,660

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Communications - 0.6% (continued)
Beyond, Inc.*	204	$5,649
Sprinklr, Inc. — Class A*	464	5,587
Shutterstock, Inc.	112	5,407
Hims & Hers Health, Inc.*	553	4,922
Shenandoah Telecommunications Co.	220	4,756
Scholastic Corp.	123	4,637
Liberty Latin America Ltd. — Class C*	617	4,529
Rover Group, Inc.*	410	4,461
Infinera Corp.*	903	4,289
A10 Networks, Inc.	320	4,214
TechTarget, Inc.*	118	4,113
fuboTV, Inc.*	1,276	4,058
Figs, Inc. — Class A*	578	4,017
Sphere Entertainment Co.*	118	4,007
Open Lending Corp. — Class A*	450	3,830
Couchbase, Inc.*	154	3,468
Gray Television, Inc.	375	3,360
Revolve Group, Inc.*	186	3,084
Clear Channel Outdoor Holdings, Inc.*	1,678	3,054
Gogo, Inc.*	300	3,039
QuinStreet, Inc.*	235	3,013
HealthStream, Inc.	110	2,973
Eventbrite, Inc. — Class A*	350	2,926
Thryv Holdings, Inc.*	140	2,849
CommScope Holding Company, Inc.*	938	2,645
AMC Networks, Inc. — Class A*	140	2,631
ADTRAN Holdings, Inc.	353	2,591
IDT Corp. — Class B*	70	2,386
Stagwell, Inc.*	355	2,353
EW Scripps Co. — Class A*	269	2,149
Applied Digital Corp.*	309	2,083
ATN International, Inc.	50	1,949
Anterix, Inc.*	58	1,933
Sinclair, Inc.	148	1,928
NETGEAR, Inc.*	129	1,881
Liquidity Services, Inc.*	107	1,841
Clearfield, Inc.*	59	1,716
AST SpaceMobile, Inc.*	274	1,652
Boston Omaha Corp. — Class A*	104	1,636
Grindr, Inc.*	186	1,633
Aviat Networks, Inc.*	50	1,633
Gannett Company, Inc.*	653	1,502
Preformed Line Products Co.	11	1,473
Consolidated Communications Holdings, Inc.*	336	1,462
Advantage Solutions, Inc.*	393	1,423
Stitch Fix, Inc. — Class A*	382	1,364
1-800-Flowers.com, Inc. — Class A*	118	1,272
Nextdoor Holdings, Inc.*	658	1,244
iHeartMedia, Inc. — Class A*	465	1,241
Spok Holdings, Inc.	80	1,238
Tucows, Inc. — Class A*	45	1,215
Liberty Latin America Ltd. — Class A*	164	1,199
EverQuote, Inc. — Class A*	96	1,175
Ooma, Inc.*	108	1,159
Ribbon Communications, Inc.*	397	1,151
Entravision Communications Corp. — Class A	272	1,134
MediaAlpha, Inc. — Class A*	97	1,082
OptimizeRx Corp.*	75	1,073
Luna Innovations, Inc.*	145	964
WideOpenWest, Inc.*	233	944
Blade Air Mobility, Inc.*	265	935
Nerdy, Inc.*	268	919
CarParts.com, Inc.*	240	758
BlackSky Technology, Inc.*	535	749
Vivid Seats, Inc. — Class A*	115	727
Lands’ End, Inc.*	68	650
ContextLogic, Inc. — Class A*	100	595
Mondee Holdings, Inc.*	205	566
Townsquare Media, Inc. — Class A	53	560
Solo Brands, Inc. — Class A*	89	548
Allbirds, Inc. — Class A*	430	527
DHI Group, Inc.*	197	510
Gambling.com Group Ltd.*	48	468
KVH Industries, Inc.*	85	447
Terran Orbital Corp.*	385	439
BARK, Inc.*	495	399
Cambium Networks Corp.*	55	330
Urban One, Inc.*	57	201
DZS, Inc.*	99	195
Value Line, Inc.	4	195
Urban One, Inc.*	38	153
Total Communications		415,160
Basic Materials - 0.6%
Commercial Metals Co.	528	26,421
ATI, Inc.*	581	26,418
Balchem Corp.	144	21,420
Cabot Corp.	250	20,875
HB Fuller Co.	244	19,864
Avient Corp.	409	17,002
Carpenter Technology Corp.	218	15,434
Livent Corp.*	817	14,690
Innospec, Inc.	113	13,926
Quaker Chemical Corp.	63	13,446
Hecla Mining Co.	2,719	13,078
Sensient Technologies Corp.	190	12,540
Constellium SE*	573	11,437
Uranium Energy Corp.*	1,657	10,605
Minerals Technologies, Inc.	147	10,483
Rogers Corp.*	78	10,301
Stepan Co.	96	9,077
Sylvamo Corp.	165	8,103
Ingevity Corp.*	165	7,791
Tronox Holdings plc — Class A	530	7,505
Orion S.A.	254	7,043
Hawkins, Inc.	88	6,197
Kaiser Aluminum Corp.	72	5,126
Energy Fuels, Inc.*	711	5,112
Coeur Mining, Inc.*	1,446	4,714
Koppers Holdings, Inc.	91	4,661
Novagold Resources, Inc.*	1,094	4,091
Ecovyst, Inc.*	415	4,055
Compass Minerals International, Inc.	155	3,925
Worthington Steel, Inc.	139	3,906
Mativ Holdings, Inc.	247	3,782
AdvanSix, Inc.	120	3,595
Schnitzer Steel Industries, Inc. — Class A	117	3,529
Haynes International, Inc.	57	3,252

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 16.6% (continued)
Basic Materials - 0.6% (continued)
Perimeter Solutions S.A.*	686	3,156
Centrus Energy Corp. — Class A*	56	3,047
Century Aluminum Co.*	238	2,889
Lightwave Logic, Inc.*,1	519	2,585
Ivanhoe Electric Incorporated / US*	252	2,540
Encore Energy Corp.*	641	2,519
Piedmont Lithium, Inc.*	81	2,287
United States Lime & Minerals, Inc.	9	2,073
i-80 Gold Corp.*	874	1,538
Oil-Dri Corporation of America	22	1,476
American Vanguard Corp.	122	1,338
Trinseo plc	158	1,322
Rayonier Advanced Materials, Inc.*	289	1,170
Intrepid Potash, Inc.*	48	1,147
Kronos Worldwide, Inc.	100	994
Codexis, Inc.*	302	921
Caledonia Mining Corporation plc	74	903
Dakota Gold Corp.*	243	637
Perpetua Resources Corp.*	171	542
Danimer Scientific, Inc.*	397	405
Origin Materials, Inc.*	480	401
Glatfelter Corp.*	200	388
Contango ORE, Inc.*	17	308
5E Advanced Materials, Inc.*	178	251
Valhi, Inc.	11	167
NioCorp Developments Ltd.*	9	29
Total Basic Materials		388,437
Utilities - 0.4%
Portland General Electric Co.	457	19,806
New Jersey Resources Corp.	438	19,526
Brookfield Infrastructure Corp. — Class A	541	19,087
Ormat Technologies, Inc.	242	18,341
Southwest Gas Holdings, Inc.	278	17,611
Black Hills Corp.	300	16,185
PNM Resources, Inc.	388	16,141
ALLETE, Inc.	260	15,902
Otter Tail Corp.	187	15,889
ONE Gas, Inc.	249	15,866
Spire, Inc.	233	14,525
Northwestern Energy Group, Inc.	272	13,842
American States Water Co.	167	13,430
California Water Service Group	254	13,175
Avista Corp.	342	12,223
MGE Energy, Inc.	165	11,931
Chesapeake Utilities Corp.	96	10,141
SJW Group	140	9,149
Northwest Natural Holding Co.	163	6,347
Middlesex Water Co.	79	5,184
Ameresco, Inc. — Class A*	146	4,624
Unitil Corp.	72	3,785
Genie Energy Ltd. — Class B	89	2,504
York Water Co.	64	2,472
Consolidated Water Company Ltd.	68	2,421
Altus Power, Inc.*	289	1,974
Artesian Resources Corp. — Class A	38	1,575
RGC Resources, Inc.	36	732
Global Water Resources, Inc.	51	667
FTC Solar, Inc.*	288	199
Total Utilities		305,254
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	124	3,068
Total Common Stocks
(Cost $10,234,745)		11,405,348

WARRANT† - 0.0%
Cassava Sciences Inc
Expiring 11/15/24	72	–
Total Warrant
(Cost $0)		–

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.*	525	–
Oncternal Therapeutics, Inc.*	2	–
Tobira Therapeutics, Inc.*	80	–
Novartis AG*	262	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $106)		–

EXCHANGE-TRADED FUNDS† - 0.7%
Vanguard Russell 2000 ETF[1]	2,883	233,811
iShares Russell 2000 Index ETF	1,164	233,627
Total Exchange-Traded Funds
(Cost $509,845)		467,438

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 48.2%
Federal Home Loan Bank
5.20% due 01/02/24[2]	$12,000,000	11,998,236
5.26% due 03/20/24[2]	3,100,000	3,064,620
Federal Farm Credit Bank
5.25% due 01/08/24[2]	10,000,000	9,989,792
Farmer Mac
4.59% due 01/05/24[2]	8,000,000	7,995,342
Total Federal Agency Discount Notes
(Cost $33,047,652)		33,047,990

U.S. TREASURY BILLS†† - 10.5%
U.S. Treasury Bills
5.27% due 02/22/24[2,3]	4,800,000	4,764,318
5.22% due 02/22/24[2,3]	2,100,000	2,084,389
5.17% due 01/09/24[2,4]	393,000	392,599
Total U.S. Treasury Bills
(Cost $7,240,162)		7,241,306

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Face Amount	Value

FEDERAL AGENCY NOTE†† - 2.6%
Federal Home Loan Bank
5.45% (SOFR + 0.05%, Rate Floor: 0.00%) due 03/25/24◊	$1,800,000	$1,800,149
Total Federal Agency Note
(Cost $1,800,000)		1,800,149

REPURCHASE AGREEMENTS††,5 - 27.4%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[3]	10,408,708	10,408,708
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[3]	8,388,235	8,388,235
Total Repurchase Agreements
(Cost $18,796,943)		18,796,943

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.4%
Money Market Fund
First American Government Obligations Fund - Class X, 5.29%[7]	265,022	265,022
Total Securities Lending Collateral
(Cost $265,022)		265,022
Total Investments - 106.4%
(Cost $71,894,475)		$73,024,196
Other Assets & Liabilities, net - (6.4)%		(4,422,742)
Total Net Assets - 100.0%		$68,601,454

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	25	Mar 2024	$2,558,750	$39,433

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	03/21/24	24,897	$50,467,262	$677,074
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	03/21/24	1,885	3,821,130	83,391
Barclays Bank plc	Russell 2000 Index	Pay	5.40% (SOFR)	At Maturity	03/20/24	33,792	68,497,917	(10,758)
							$122,786,309	$749,707

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	All or a portion of this security is on loan at December 31, 2023 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[4]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of December 31, 2023.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$11,405,348		$—	*	$—		$11,405,348
Warrant	—	*	—		—		—
Rights	—		—		—	*	—
Exchange-Traded Funds	467,438		—		—		467,438
Federal Agency Discount Notes	—		33,047,990		—		33,047,990
U.S. Treasury Bills	—		7,241,306		—		7,241,306
Federal Agency Note	—		1,800,149		—		1,800,149
Repurchase Agreements	—		18,796,943		—		18,796,943
Securities Lending Collateral	265,022		—		—		265,022
Equity Futures Contracts**	39,433		—		—		39,433
Equity Index Swap Agreements**	—		760,465		—		760,465
Total Assets	$12,177,241		$61,646,853		$—		$73,824,094

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$10,758	$—	$10,758

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 74.5%
Technology - 20.7%
Apple, Inc.	52,190	$10,048,141
Microsoft Corp.	26,532	9,977,093
NVIDIA Corp.	8,818	4,366,850
Broadcom, Inc.	1,566	1,748,047
Adobe, Inc.*	1,625	969,475
Salesforce, Inc.*	3,473	913,885
Advanced Micro Devices, Inc.*	5,768	850,261
Accenture plc — Class A	2,240	786,038
Intel Corp.	15,050	756,263
Intuit, Inc.	1,000	625,030
Oracle Corp.	5,672	597,999
QUALCOMM, Inc.	3,973	574,615
Texas Instruments, Inc.	3,242	552,631
International Business Machines Corp.	3,260	533,173
ServiceNow, Inc.*	732	517,151
Applied Materials, Inc.	2,986	483,941
Lam Research Corp.	470	368,132
Analog Devices, Inc.	1,779	353,238
Micron Technology, Inc.	3,920	334,533
Fiserv, Inc.*	2,143	284,676
KLA Corp.	485	281,931
Synopsys, Inc.*	542	279,081
Cadence Design Systems, Inc.*	971	264,471
NXP Semiconductor N.V.	920	211,306
Roper Technologies, Inc.	381	207,710
Autodesk, Inc.*	761	185,288
Microchip Technology, Inc.	1,931	174,138
MSCI, Inc. — Class A	282	159,513
Paychex, Inc.	1,148	136,738
Cognizant Technology Solutions Corp. — Class A	1,790	135,199
Fortinet, Inc.*	2,275	133,156
ON Semiconductor Corp.*	1,538	128,469
Fidelity National Information Services, Inc.	2,115	127,048
Electronic Arts, Inc.	874	119,572
ANSYS, Inc.*	309	112,130
Monolithic Power Systems, Inc.	171	107,863
Fair Isaac Corp.*	88	102,433
HP, Inc.	3,104	93,399
Take-Two Interactive Software, Inc.*	565	90,937
Broadridge Financial Solutions, Inc.	420	86,415
Hewlett Packard Enterprise Co.	4,580	77,768
PTC, Inc.*	424	74,183
NetApp, Inc.	745	65,679
Skyworks Solutions, Inc.	569	63,967
Akamai Technologies, Inc.*	538	63,673
Tyler Technologies, Inc.*	150	62,718
EPAM Systems, Inc.*	206	61,252
Western Digital Corp.*	1,157	60,592
Teradyne, Inc.	546	59,252
Seagate Technology Holdings plc	694	59,247
Leidos Holdings, Inc.	491	53,146
Zebra Technologies Corp. — Class A*	183	50,019
Jack Henry & Associates, Inc.	260	42,487
Qorvo, Inc.*	348	39,188
Ceridian HCM Holding, Inc.*	557	37,386
Paycom Software, Inc.	175	36,176
Total Technology		39,684,702
Consumer, Non-cyclical - 14.1%
UnitedHealth Group, Inc.	3,302	1,738,404
Eli Lilly & Co.	2,847	1,659,573
Johnson & Johnson	8,594	1,347,024
Procter & Gamble Co.	8,414	1,232,988
Merck & Company, Inc.	9,046	986,195
AbbVie, Inc.	6,303	976,776
PepsiCo, Inc.	4,908	833,575
Coca-Cola Co.	13,891	818,596
Thermo Fisher Scientific, Inc.	1,379	731,959
Abbott Laboratories	6,195	681,884
Pfizer, Inc.	20,157	580,320
Amgen, Inc.	1,911	550,406
Danaher Corp.	2,348	543,186
Philip Morris International, Inc.	5,542	521,391
S&P Global, Inc.	1,156	509,241
Intuitive Surgical, Inc.*	1,257	424,062
Elevance Health, Inc.	839	395,639
Medtronic plc	4,749	391,223
Vertex Pharmaceuticals, Inc.*	920	374,339
Bristol-Myers Squibb Co.	7,264	372,716
CVS Health Corp.	4,585	362,032
Stryker Corp.	1,207	361,448
Gilead Sciences, Inc.	4,448	360,332
Mondelez International, Inc. — Class A	4,856	351,720
Automatic Data Processing, Inc.	1,468	342,000
Regeneron Pharmaceuticals, Inc.*	382	335,507
Zoetis, Inc.	1,639	323,489
Cigna Group	1,045	312,925
Boston Scientific Corp.*	5,227	302,173
Altria Group, Inc.	6,314	254,707
Becton Dickinson & Co.	1,035	252,364
PayPal Holdings, Inc.*	3,849	236,367
Colgate-Palmolive Co.	2,939	234,268
Moody’s Corp.	562	219,495
McKesson Corp.	474	219,452
Humana, Inc.	439	200,979
HCA Healthcare, Inc.	707	191,371
Cintas Corp.	309	186,222
Dexcom, Inc.*	1,379	171,120
Edwards Lifesciences Corp.*	2,165	165,081
IDEXX Laboratories, Inc.*	296	164,295
Monster Beverage Corp.*	2,636	151,860
IQVIA Holdings, Inc.*	653	151,091
Kimberly-Clark Corp.	1,206	146,541
Agilent Technologies, Inc.	1,044	145,147
Centene Corp.*	1,907	141,518
Constellation Brands, Inc. — Class A	577	139,490
United Rentals, Inc.	242	138,768
Archer-Daniels-Midland Co.	1,904	137,507
General Mills, Inc.	2,075	135,165
Biogen, Inc.*	517	133,784
Kenvue, Inc.	6,153	132,474
Sysco Corp.	1,800	131,634

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 74.5% (continued)
Consumer, Non-cyclical - 14.1% (continued)
CoStar Group, Inc.*	1,457	$127,327
Gartner, Inc.*	278	125,408
Verisk Analytics, Inc. — Class A	517	123,491
Cencora, Inc. — Class A	595	122,201
Estee Lauder Companies, Inc. — Class A	829	121,241
Corteva, Inc.	2,516	120,567
Keurig Dr Pepper, Inc.	3,594	119,752
Global Payments, Inc.	930	118,110
Moderna, Inc.*	1,184	117,749
Quanta Services, Inc.	518	111,784
Equifax, Inc.	440	108,807
GE HealthCare Technologies, Inc.	1,398	108,093
Kroger Co.	2,362	107,967
Kraft Heinz Co.	2,846	105,245
Hershey Co.	535	99,745
West Pharmaceutical Services, Inc.	264	92,960
Zimmer Biomet Holdings, Inc.	746	90,788
ResMed, Inc.	525	90,311
Cardinal Health, Inc.	880	88,704
Church & Dwight Company, Inc.	879	83,118
Illumina, Inc.*	567	78,949
STERIS plc	352	77,387
Molina Healthcare, Inc.*	208	75,152
FleetCor Technologies, Inc.*	257	72,631
Baxter International, Inc.	1,811	70,013
Align Technology, Inc.*	254	69,596
Waters Corp.*	211	69,468
Laboratory Corporation of America Holdings	302	68,642
Cooper Companies, Inc.	176	66,606
Clorox Co.	442	63,025
Hologic, Inc.*	874	62,447
McCormick & Company, Inc.	897	61,373
Avery Dennison Corp.	287	58,020
Lamb Weston Holdings, Inc.	517	55,883
Quest Diagnostics, Inc.	401	55,290
Tyson Foods, Inc. — Class A	1,018	54,718
Insulet Corp.*	249	54,028
Kellanova	941	52,611
Bunge Global S.A.	518	52,292
Conagra Brands, Inc.	1,706	48,894
Revvity, Inc.	440	48,096
J M Smucker Co.	379	47,898
Viatris, Inc.	4,283	46,385
Rollins, Inc.	1,001	43,714
Bio-Techne Corp.	565	43,595
Charles River Laboratories International, Inc.*	183	43,261
Incyte Corp.*	664	41,692
Teleflex, Inc.	167	41,640
Molson Coors Beverage Co. — Class B	661	40,460
MarketAxess Holdings, Inc.	135	39,535
Brown-Forman Corp. — Class B	653	37,286
Henry Schein, Inc.*	466	35,281
Robert Half, Inc.	378	33,234
Universal Health Services, Inc. — Class B	218	33,232
Hormel Foods Corp.	1,033	33,170
Campbell Soup Co.	701	30,304
Catalent, Inc.*	644	28,935
Dentsply Sirona, Inc.	756	26,906
Bio-Rad Laboratories, Inc. — Class A*	75	24,217
DaVita, Inc.*	192	20,114
Total Consumer, Non-cyclical		27,091,171
Financial - 10.5%
Berkshire Hathaway, Inc. — Class B*	6,495	2,316,507
JPMorgan Chase & Co.	10,320	1,755,432
Visa, Inc. — Class A	5,690	1,481,392
Mastercard, Inc. — Class A	2,956	1,260,764
Bank of America Corp.	24,578	827,541
Wells Fargo & Co.	12,964	638,088
Goldman Sachs Group, Inc.	1,164	449,036
Prologis, Inc. REIT	3,298	439,623
Morgan Stanley	4,512	420,744
BlackRock, Inc. — Class A	499	405,088
American Express Co.	2,055	384,984
Charles Schwab Corp.	5,313	365,534
American Tower Corp. — Class A REIT	1,664	359,224
Citigroup, Inc.	6,832	351,438
Marsh & McLennan Companies, Inc.	1,760	333,467
Progressive Corp.	2,088	332,577
Blackstone, Inc. — Class A	2,537	332,144
Chubb Ltd.	1,456	329,056
CME Group, Inc. — Class A	1,285	270,621
Equinix, Inc. REIT	334	269,000
Intercontinental Exchange, Inc.	2,043	262,382
U.S. Bancorp	5,558	240,550
PNC Financial Services Group, Inc.	1,422	220,197
Aon plc — Class A	715	208,079
Crown Castle, Inc. REIT	1,549	178,429
Capital One Financial Corp.	1,360	178,323
Welltower, Inc. REIT	1,976	178,176
Truist Financial Corp.	4,761	175,776
Arthur J Gallagher & Co.	771	173,382
Public Storage REIT	565	172,325
American International Group, Inc.	2,506	169,781
Simon Property Group, Inc. REIT	1,164	166,033
Aflac, Inc.	1,898	156,585
Travelers Companies, Inc.	815	155,249
Realty Income Corp. REIT	2,584	148,373
MetLife, Inc.	2,220	146,809
Digital Realty Trust, Inc. REIT	1,081	145,481
Bank of New York Mellon Corp.	2,745	142,877
Ameriprise Financial, Inc.	361	137,119
Prudential Financial, Inc.	1,289	133,682
Allstate Corp.	934	130,741
Extra Space Storage, Inc. REIT	754	120,889
VICI Properties, Inc. REIT	3,693	117,733
CBRE Group, Inc. — Class A*	1,088	101,282
Discover Financial Services	893	100,373
Arch Capital Group Ltd.*	1,332	98,928

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 74.5% (continued)
Financial - 10.5% (continued)
SBA Communications Corp. REIT	385	$97,671
AvalonBay Communities, Inc. REIT	507	94,921
Weyerhaeuser Co. REIT	2,606	90,611
Willis Towers Watson plc	368	88,762
Hartford Financial Services Group, Inc.	1,074	86,328
T. Rowe Price Group, Inc.	798	85,937
State Street Corp.	1,101	85,284
Fifth Third Bancorp	2,431	83,845
M&T Bank Corp.	592	81,151
Equity Residential REIT	1,233	75,410
Raymond James Financial, Inc.	670	74,705
Iron Mountain, Inc. REIT	1,042	72,919
Ventas, Inc. REIT	1,436	71,570
Alexandria Real Estate Equities, Inc. REIT	558	70,738
Nasdaq, Inc.	1,215	70,640
Invitation Homes, Inc. REIT	2,053	70,028
Cboe Global Markets, Inc.	377	67,317
Huntington Bancshares, Inc.	5,169	65,750
Regions Financial Corp.	3,320	64,342
Northern Trust Corp.	739	62,357
Principal Financial Group, Inc.	783	61,599
Brown & Brown, Inc.	842	59,875
Cincinnati Financial Corp.	560	57,937
Essex Property Trust, Inc. REIT	229	56,778
Synchrony Financial	1,477	56,407
Mid-America Apartment Communities, Inc. REIT	417	56,070
Citizens Financial Group, Inc.	1,663	55,112
Everest Group Ltd.	155	54,805
W R Berkley Corp.	727	51,413
Kimco Realty Corp. REIT	2,374	50,590
Host Hotels & Resorts, Inc. REIT	2,518	49,025
KeyCorp	3,342	48,125
Loews Corp.	653	45,442
UDR, Inc. REIT	1,080	41,353
Regency Centers Corp. REIT	586	39,262
Healthpeak Properties, Inc. REIT	1,953	38,669
Camden Property Trust REIT	381	37,830
Globe Life, Inc.	305	37,125
Boston Properties, Inc. REIT	515	36,138
Assurant, Inc.	187	31,508
Franklin Resources, Inc.	1,005	29,939
Invesco Ltd.	1,604	28,615
Federal Realty Investment Trust REIT	262	26,999
Comerica, Inc.	471	26,287
Zions Bancorp North America	528	23,163
Total Financial		20,142,166
Communications - 10.5%
Amazon.com, Inc.*	32,464	4,932,580
Alphabet, Inc. — Class A*	21,126	2,951,091
Meta Platforms, Inc. — Class A*	7,924	2,804,779
Alphabet, Inc. — Class C*	17,781	2,505,876
Netflix, Inc.*	1,562	760,507
Cisco Systems, Inc.	14,460	730,519
Comcast Corp. — Class A	14,335	628,590
Walt Disney Co.	6,532	589,774
Verizon Communications, Inc.	15,008	565,802
Uber Technologies, Inc.*	7,342	452,047
Booking Holdings, Inc.*	125	443,403
AT&T, Inc.	25,524	428,293
Palo Alto Networks, Inc.*	1,109	327,022
T-Mobile US, Inc.	1,817	291,320
Arista Networks, Inc.*	900	211,959
Airbnb, Inc. — Class A*	1,552	211,289
Motorola Solutions, Inc.	592	185,349
Charter Communications, Inc. — Class A*	359	139,536
CDW Corp.	478	108,659
Warner Bros Discovery, Inc.*	7,922	90,152
Corning, Inc.	2,741	83,463
eBay, Inc.	1,853	80,828
Expedia Group, Inc.*	476	72,252
VeriSign, Inc.*	317	65,289
FactSet Research Systems, Inc.	136	64,879
Omnicom Group, Inc.	707	61,162
Gen Digital, Inc.	2,013	45,937
Interpublic Group of Companies, Inc.	1,367	44,619
F5, Inc.*	213	38,123
Match Group, Inc.*	970	35,405
Etsy, Inc.*	426	34,527
Juniper Networks, Inc.	1,138	33,548
News Corp. — Class A	1,358	33,339
Fox Corp. — Class A	883	26,199
Paramount Global — Class B	1,722	25,469
Fox Corp. — Class B	471	13,023
News Corp. — Class B	410	10,545
Total Communications		20,127,154
Consumer, Cyclical - 6.8%
Tesla, Inc.*	9,873	2,453,243
Home Depot, Inc.	3,570	1,237,184
Costco Wholesale Corp.	1,580	1,042,926
Walmart, Inc.	5,092	802,754
McDonald’s Corp.	2,589	767,664
NIKE, Inc. — Class B	4,369	474,342
Lowe’s Companies, Inc.	2,060	458,453
Starbucks Corp.	4,079	391,625
TJX Companies, Inc.	4,084	383,120
Target Corp.	1,648	234,708
Chipotle Mexican Grill, Inc. — Class A*	98	224,122
Lululemon Athletica, Inc.*	411	210,140
O’Reilly Automotive, Inc.*	211	200,467
Marriott International, Inc. — Class A	880	198,449
PACCAR, Inc.	1,867	182,313
General Motors Co.	4,889	175,613
Ford Motor Co.	14,037	171,111
Ross Stores, Inc.	1,208	167,175
Hilton Worldwide Holdings, Inc.	915	166,612
DR Horton, Inc.	1,076	163,531
AutoZone, Inc.*	62	160,308
Copart, Inc.*	3,119	152,831
Lennar Corp. — Class A	893	133,093
Fastenal Co.	2,040	132,131
Yum! Brands, Inc.	1,001	130,791
WW Grainger, Inc.	157	130,104

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 74.5% (continued)
Consumer, Cyclical - 6.8% (continued)
Cummins, Inc.	506	$121,222
Royal Caribbean Cruises Ltd.*	842	109,031
Dollar General Corp.	783	106,449
Dollar Tree, Inc.*	746	105,969
Delta Air Lines, Inc.	2,297	92,408
Aptiv plc*	1,010	90,617
Ulta Beauty, Inc.*	176	86,238
Tractor Supply Co.	386	83,002
PulteGroup, Inc.	770	79,479
NVR, Inc.*	11	77,005
Darden Restaurants, Inc.	428	70,320
Genuine Parts Co.	499	69,111
Walgreens Boots Alliance, Inc.	2,560	66,842
Carnival Corp.*	3,597	66,688
Las Vegas Sands Corp.	1,318	64,859
Southwest Airlines Co.	2,128	61,457
Pool Corp.	138	55,022
Best Buy Company, Inc.	691	54,091
Domino’s Pizza, Inc.	125	51,529
United Airlines Holdings, Inc.*	1,171	48,316
Live Nation Entertainment, Inc.*	506	47,361
LKQ Corp.	955	45,640
MGM Resorts International*	976	43,608
CarMax, Inc.*	566	43,435
Caesars Entertainment, Inc.*	769	36,051
Bath & Body Works, Inc.	811	35,003
American Airlines Group, Inc.*	2,333	32,055
Wynn Resorts Ltd.	342	31,159
Norwegian Cruise Line Holdings Ltd.*	1,518	30,421
Tapestry, Inc.	818	30,111
BorgWarner, Inc.	838	30,042
Whirlpool Corp.	196	23,867
Hasbro, Inc.	465	23,743
VF Corp.	1,180	22,184
Ralph Lauren Corp. — Class A	142	20,476
Total Consumer, Cyclical		12,999,621
Industrial - 5.7%
Caterpillar, Inc.	1,821	538,415
Union Pacific Corp.	2,176	534,469
Boeing Co.*	2,030	529,140
General Electric Co.	3,885	495,843
Honeywell International, Inc.	2,353	493,448
RTX Corp.	5,133	431,891
United Parcel Service, Inc. — Class B	2,582	405,968
Deere & Co.	956	382,276
Lockheed Martin Corp.	788	357,153
Eaton Corporation plc	1,425	343,168
Illinois Tool Works, Inc.	977	255,915
CSX Corp.	7,054	244,562
Northrop Grumman Corp.	506	236,879
Waste Management, Inc.	1,308	234,263
3M Co.	1,972	215,579
Amphenol Corp. — Class A	2,136	211,742
Parker-Hannifin Corp.	458	211,001
General Dynamics Corp.	808	209,813
FedEx Corp.	826	208,953
TransDigm Group, Inc.	197	199,285
Trane Technologies plc	815	198,778
Emerson Electric Co.	2,035	198,067
Norfolk Southern Corp.	807	190,759
Carrier Global Corp.	2,995	172,063
TE Connectivity Ltd.	1,109	155,814
L3Harris Technologies, Inc.	677	142,590
Johnson Controls International plc	2,429	140,007
AMETEK, Inc.	823	135,704
Otis Worldwide Corp.	1,461	130,716
Old Dominion Freight Line, Inc.	319	129,300
Rockwell Automation, Inc.	409	126,986
Republic Services, Inc. — Class A	730	120,384
Ingersoll Rand, Inc.	1,445	111,756
Martin Marietta Materials, Inc.	221	110,259
Vulcan Materials Co.	474	107,603
Keysight Technologies, Inc.*	634	100,863
Xylem, Inc.	861	98,464
Mettler-Toledo International, Inc.*	77	93,398
Fortive Corp.	1,254	92,332
Westinghouse Air Brake Technologies Corp.	640	81,216
Dover Corp.	499	76,751
Howmet Aerospace, Inc.	1,396	75,551
Teledyne Technologies, Inc.*	167	74,530
Builders FirstSource, Inc.*	440	73,454
Garmin Ltd.	546	70,183
Expeditors International of Washington, Inc.	519	66,017
Axon Enterprise, Inc.*	251	64,841
Ball Corp.	1,126	64,767
Veralto Corp.	783	64,410
Hubbell, Inc.	191	62,826
IDEX Corp.	269	58,403
Jacobs Solutions, Inc.	448	58,150
J.B. Hunt Transport Services, Inc.	291	58,125
Jabil, Inc.	456	58,094
Textron, Inc.	700	56,294
Snap-on, Inc.	188	54,302
Stanley Black & Decker, Inc.	547	53,661
Masco Corp.	801	53,651
Packaging Corporation of America	319	51,968
Nordson Corp.	193	50,983
Amcor plc	5,159	49,733
Trimble, Inc.*	888	47,241
Pentair plc	590	42,899
Allegion plc	313	39,654
Westrock Co.	915	37,991
Huntington Ingalls Industries, Inc.	142	36,869
A O Smith Corp.	437	36,026
CH Robinson Worldwide, Inc.	416	35,938
Generac Holdings, Inc.*	219	28,304
Mohawk Industries, Inc.*	188	19,458
Total Industrial		10,997,896
Energy - 3.0%
Exxon Mobil Corp.	14,300	1,429,714
Chevron Corp.	6,267	934,786
ConocoPhillips	4,239	492,021

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

	Shares	Value
COMMON STOCKS† - 74.5% (continued)
Energy - 3.0% (continued)
Schlumberger N.V.	5,099	$265,352
EOG Resources, Inc.	2,082	251,818
Phillips 66	1,571	209,163
Marathon Petroleum Corp.	1,355	201,028
Pioneer Natural Resources Co.	832	187,100
Valero Energy Corp.	1,215	157,950
Williams Companies, Inc.	4,343	151,267
ONEOK, Inc.	2,080	146,057
Hess Corp.	987	142,286
Occidental Petroleum Corp.	2,357	140,736
Baker Hughes Co.	3,592	122,775
Kinder Morgan, Inc.	6,903	121,769
Halliburton Co.	3,195	115,499
Devon Energy Corp.	2,287	103,601
Diamondback Energy, Inc.	639	99,096
Targa Resources Corp.	796	69,148
Coterra Energy, Inc. — Class A	2,685	68,521
First Solar, Inc.*	381	65,639
Enphase Energy, Inc.*	487	64,352
Equities Corp.	1,468	56,753
Marathon Oil Corp.	2,089	50,470
APA Corp.	1,095	39,289
Total Energy		5,686,190
Utilities - 1.7%
NextEra Energy, Inc.	7,324	444,860
Southern Co.	3,893	272,977
Duke Energy Corp.	2,751	266,957
Sempra	2,247	167,918
American Electric Power Company, Inc.	1,877	152,450
Dominion Energy, Inc.	2,987	140,389
PG&E Corp.	7,616	137,317
Constellation Energy Corp.	1,140	133,255
Exelon Corp.	3,554	127,589
Xcel Energy, Inc.	1,970	121,963
Consolidated Edison, Inc.	1,232	112,075
Public Service Enterprise Group, Inc.	1,779	108,786
Edison International	1,368	97,798
WEC Energy Group, Inc.	1,126	94,775
American Water Works Company, Inc.	695	91,733
DTE Energy Co.	736	81,151
Eversource Energy	1,247	76,965
Entergy Corp.	754	76,297
PPL Corp.	2,631	71,300
Ameren Corp.	939	67,927
FirstEnergy Corp.	1,844	67,601
CenterPoint Energy, Inc.	2,253	64,368
Atmos Energy Corp.	530	61,427
CMS Energy Corp.	1,042	60,509
Alliant Energy Corp.	910	46,683
AES Corp.	2,390	46,008
Evergy, Inc.	820	42,804
NRG Energy, Inc.	806	41,670
NiSource, Inc.	1,475	39,161
Pinnacle West Capital Corp.	404	29,023
Total Utilities		3,343,736
Basic Materials - 1.5%
Linde plc	1,730	710,528
Sherwin-Williams Co.	841	262,308
Freeport-McMoRan, Inc.	5,119	217,916
Air Products and Chemicals, Inc.	793	217,123
Ecolab, Inc.	906	179,705
Newmont Corp.	4,114	170,279
Nucor Corp.	877	152,633
Dow, Inc.	2,504	137,319
PPG Industries, Inc.	841	125,772
DuPont de Nemours, Inc.	1,535	118,088
LyondellBasell Industries N.V. — Class A	914	86,903
International Flavors & Fragrances, Inc.	911	73,764
Steel Dynamics, Inc.	542	64,010
Albemarle Corp.	419	60,537
Celanese Corp. — Class A	358	55,623
CF Industries Holdings, Inc.	682	54,219
International Paper Co.	1,235	44,645
Mosaic Co.	1,166	41,661
Eastman Chemical Co.	423	37,994
FMC Corp.	445	28,057
Total Basic Materials		2,839,084
Total Common Stocks
(Cost $95,225,986)		142,911,720

	Face Amount
U.S. TREASURY BILLS†† - 10.0%
U.S. Treasury Bills
5.27% due 02/22/24[1,2]	$11,300,000	11,215,998
5.22% due 02/22/24[2]	4,300,000	4,268,035
5.17% due 01/09/24[2,3]	3,183,000	3,179,754
5.25% due 02/22/24[2]	400,000	397,027
Total U.S. Treasury Bills
(Cost $19,057,788)		19,060,814
REPURCHASE AGREEMENTS††,4 - 7.4%
J.P. Morgan Securities LLC issued 12/29/23 at 5.33% due 01/02/24[1]	7,890,970	7,890,970
BofA Securities, Inc. issued 12/29/23 at 5.35% due 01/02/24[1]	6,359,224	6,359,224
Total Repurchase Agreements
(Cost $14,250,194)		14,250,194
Total Investments - 91.9%
(Cost $128,533,968)		$176,222,728
Other Assets & Liabilities, net - 8.1%		15,596,118
Total Net Assets - 100.0%		$191,818,846

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2023

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	60	Mar 2024	$14,457,000	$2,830

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.85% (SOFR + 0.45%)	At Maturity	03/20/24	18,890	$90,100,814	$757,290
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	03/21/24	24,417	116,466,000	725,370
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	03/21/24	4,111	19,608,366	293,847

							$226,175,180	$1,776,507

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2023.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2023.
[4]	Repurchase Agreements — See Note 4.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$142,911,720	$—	$—	$142,911,720
U.S. Treasury Bills	—	19,060,814	—	19,060,814
Repurchase Agreements	—	14,250,194	—	14,250,194
Equity Futures Contracts**	2,830	—	—	2,830
Equity Index Swap Agreements**	—	1,776,507	—	1,776,507
Total Assets	$142,914,550	$35,087,515	$—	$178,002,065

**	This derivative is reported as unrealized appreciation/depreciation at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act"), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Security Investors, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Swap agreements entered into by a fund are generally valued using an evaluated price provided by a pricing service provider.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

If a Fund's investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.   The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC 5.33% Due 01/02/24	$132,111,694	$132,170,374	U.S. Treasury Notes 0.38% - 4.50% Due 03/31/24 - 02/15/33	$135,741,000	$134,749,446
			U.S. Treasury Bills 0.00% Due 01/16/24 - 10/03/24	1,900	1,857
			U.S. Treasury Strip 0.00% Due 11/15/30	2,000	1,538
			U.S. Treasury Bonds 4.75% - 6.63% Due 02/15/27 - 11/15/43	900	980
			U.S. Treasury Floating Rate Note 5.53% Due 01/31/25	200	202
				135,746,000	134,754,023
BofA Securities, Inc. 5.35% Due 01/02/24	106,467,001	106,514,467	U.S. Treasury Strip 0.00% Due 02/15/41	201,313,820	96,703,107
			U.S. Treasury Bond 2.88% Due 05/15/49	14,701,200	11,834,352
			U.S. Treasury Note 1.63% Due 08/15/29	65,700	58,882
				216,080,720	108,596,341

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At December 31, 2023, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
NASDAQ-100® 2x Strategy Fund	$2,724,746	$2,860,387
Russell 2000® 2x Strategy Fund	250,281	265,022

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At December 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Dow 2x Strategy Fund	$29,263,078	$9,969,777	$–	$9,969,777
Inverse Dow 2x Strategy Fund	4,876,192	109	(111,261)	(111,152)
Inverse NASDAQ-100® 2x Strategy Fund	15,013,697	921	(268,406)	(267,485)
Inverse Russell 2000® 2x Strategy Fund	6,869,065	40,721	(140,110)	(99,389)
Inverse S&P 500® 2x Strategy Fund	44,096,636	86,877	(30,883)	55,994
NASDAQ-100® 2x Strategy Fund	789,079,923	219,884,887	(153,812)	219,731,075
Russell 2000® 2x Strategy Fund	73,225,308	2,397,088	(1,809,060)	588,028
S&P 500® 2x Strategy Fund	168,372,271	9,636,140	(6,346)	9,629,794

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.